                              [FORTIS LOGO]

              [LOGO]                              [LOGO]
          FORTIS ADVANTAGE                  FORTIS CAPITAL FUND
     ASSET ALLOCATION PORTFOLIO


       [LOGO]                    [LOGO]                     [LOGO]
FORTIS FIDUCIARY FUND      FORTIS GROWTH FUND          FORTIS ADVANTAGE
                                                 CAPITAL APPRECIATION PORTFOLIO


                                    FORTIS
                                 STOCK FUNDS


                                ANNUAL REPORT

                               AUGUST 31, 1995

CONTENTS

LETTER TO SHAREHOLDERS                                         2

SCHEDULE OF INVESTMENTS
   FORTIS ADVANTAGE ASSET ALLOCATION PORTFOLIO                 8
   FORTIS CAPITAL FUND                                        12
   FORTIS FIDUCIARY FUND                                      14
   FORTIS GROWTH FUND                                         16
   FORTIS ADVANTAGE CAPITAL APPRECIATION PORTFOLIO            18

STATEMENTS OF ASSETS AND LIABILITIES                          20

STATEMENTS OF OPERATIONS                                      21

STATEMENTS OF CHANGES IN NET ASSETS
   FORTIS ADVANTAGE ASSET ALLOCATION PORTFOLIO                22
   FORTIS CAPITAL FUND                                        23
   FORTIS FIDUCIARY FUND                                      24
   FORTIS GROWTH FUND                                         25
   FORTIS ADVANTAGE CAPITAL APPRECIATION PORTFOLIO            26

NOTES TO FINANCIAL STATEMENTS                                 27

INDEPENDENT AUDITORS' REPORT                                  34

FEDERAL INCOME TAX INFORMATION                                35

BOARD OF DIRECTORS AND OFFICERS                               36

- TOLL-FREE PERSONAL ASSISTANCE

 - Shareholder Services

 - (800) 800-2638, Ext. 3012

 - 7:30 a.m. to 5:30 p.m. CST, M-Th

 - 7:30 a.m. to 5:00 p.m. CST, F

- TOLL-FREE INFORMATION LINE

 - For daily account balances,
   transaction activity or net asset
   value information

 - (800) 800-2638, Ext. 4344

 - 24 hours a day

FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2638.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL (800) 800-2638, EXT. 4579.

HIGHLIGHTS

FOR THE YEAR ENDED AUGUST 31, 1995

                                                    CLASS A    CLASS B*   CLASS C*   CLASS H*
                                                    --------   --------   --------   --------
FORTIS ADVANTAGE ASSET ALLOCATION PORTFOLIO**
NET ASSET VALUE PER SHARE:
  Beginning of period.............................  $ 14.44    $ 14.27    $ 14.27    $ 14.27
  End of period...................................  $ 16.52    $ 16.46    $ 16.41    $ 16.44
TOTAL RETURN@                                         18.25%     19.00%     18.64%     18.86%
DISTRIBUTIONS PER SHARE:
  From net investment income......................  $0.3950    $0.3650    $0.3650    $0.3650
  From net realized gains on investments..........  $0.0896    $0.0896    $0.0896    $0.0896
FORTIS CAPITAL FUND
NET ASSET VALUE PER SHARE:
  Beginning of period.............................  $ 18.36    $ 18.35    $ 18.35    $ 18.35
  End of period...................................  $ 21.22    $ 21.14    $ 21.13    $ 21.14
TOTAL RETURN@                                         21.49%     20.74%     20.68%     20.74%
DISTRIBUTIONS PER SHARE:
  From net investment income......................  $ 0.079    $ 0.025    $ 0.025    $ 0.025
  From net realized gains on investments..........  $ 0.764    $ 0.764    $ 0.764    $ 0.764
FORTIS FIDUCIARY FUND
NET ASSET VALUE PER SHARE:
  Beginning of period.............................  $ 30.23    $ 30.15    $ 30.15    $ 30.15
  End of period...................................  $ 35.54    $ 35.35    $ 35.40    $ 35.35
TOTAL RETURN@                                         22.71%     22.38%     22.55%     22.38%
DISTRIBUTIONS PER SHARE:
  From net realized gains on investments..........  $  1.21    $  1.21    $  1.21    $  1.21
FORTIS GROWTH FUND
NET ASSET VALUE PER SHARE:
  Beginning of period.............................  $ 26.25    $ 25.85    $ 25.85    $ 25.85
  End of period...................................  $ 32.66    $ 32.48    $ 32.49    $ 32.49
TOTAL RETURN@                                         26.92%     28.17%     28.21%     28.21%
DISTRIBUTIONS PER SHARE:
  From net realized gains on investments..........  $ 0.495    $ 0.495    $ 0.495    $ 0.495
FORTIS ADVANTAGE CAPITAL APPRECIATION PORTFOLIO**
NET ASSET VALUE PER SHARE:
  Beginning of period.............................  $ 23.05    $ 22.45    $ 22.45    $ 22.45
  End of period...................................  $ 30.67    $ 30.57    $ 30.58    $ 30.58
TOTAL RETURN@                                         33.06%     36.17%     36.21%     36.21%
DISTRIBUTIONS PER SHARE:
  From net investment income......................       --         --         --         --
  From net realized gains on investments..........       --         --         --         --


  *  Period from November 14,  1994 (initial offering of  shares) to August 31,
    1995.
 ** Ten-month period ended August 31, 1995.
 @ These are the fund's total returns during the period, including reinvestment of all dividend and capital gains distributions, without adjustments for sales charges.

HOW TO USE THIS REPORT

For a quick overview of the fund's performance during the past year, refer to the Highlights box. The letter from the portfolio manager and president provides a more detailed analysis of the fund and financial markets.

The charts alongside the letter are useful because they provide more information about your investments. The top holdings chart shows the types of securities in which the fund invests, and the pie chart shows a breakdown of the fund's assets by sector. The portfolio changes show the investment decisions your fund manager has made over the period in response to changing market conditions.

The performance chart graphically compares the funds' total return performance with a selected investment index. Remember, however, that an index may reflect the performance of securities the fund may not hold. Also, the index does not deduct sales charges, investment advisory fees and other fund expenses, whereas your fund does. Individuals cannot buy an unmanaged index fund without incurring some charges and expenses. Sales charges pay for your investment representative's advice.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

            [PHOTO]                           [PHOTO]                           [PHOTO]

"I want to spend time enjoying    "I still can't believe it. I was  "Life has shown me just how much
my family and building my         going to put that money in the    lies ahead for these
career--not managing my           bank. When my registered          grandchildren of ours. It's good
investments. With the Asset       representative told me I should   to know that we'll be able to
Allocation Portfolio, I can do    invest it in the Fortis Capital   help them along the way because
the things that are important     Fund, I just laughed. I'm glad I  our investment in the Fortis
today knowing that my money is    took his advice."                 Fiduciary Fund is working to
hard at work for tomorrow."                                         help provide for our
                                                                    tomorrows...and theirs."

            [PHOTO]                           [PHOTO]

"The thought of putting four      "The entrepreneurial spirit
kids through college in 10 years  still thrives in America. For
is more than a little             people willing to work hard and
overwhelming. But our investment  take some risks, opportunities
in the Fortis Growth Fund gives   are unlimited. Young, growing
us the opportunity to put our     companies are bringing new
money to work today so that all   products and new ideas to the
of us can look forward to         marketplace every day. The
tomorrow."                        Capital Appreciation Portfolio
                                  lets us invest in these
                                  companies."

FORTIS ADVANTAGE
ASSET ALLOCATION PORTFOLIO
TOP HOLDINGS AS OF 8/31/95

                                                                   Percent of
Stocks                                                             Net Assets
-----------------------------------------------------------------------------
 1.  Applied Materials                                                  1.8%
 2.  3Com Corp.                                                         1.7%
 3.  Green Tree Financial                                               1.7%
 4.  Microsoft Corp.                                                    1.6%
 5.  CUC International, Inc.                                            1.5%

Bonds
-----------------------------------------------------------------------------
 1.  U.S. Treasury Bond (8.125%) 2021                                   4.4%
 2.  FNMA (7.00%) 2025                                                  2.3%
 3.  Dean Witter Discover (6.75%) 2000                                  2.2%
 4.  GNMA (9.00%) 2023                                                  2.0%
 5.  U.S. Treasury Bond (7.625%) 2025                                   1.9%

PORTFOLIO CHANGES FOR THE TEN-MONTH PERIOD ENDED 8/31/95

STOCK ADDITIONS:
Ceridian Corp.
Computer Associates International, Inc.
Disney (Walt) Co.

STOCK ELIMINATIONS:
ALC Communications Corp.
Brinker International, Inc.
Grupo Televisa, S.A. de C.V. ADR
Lotus Development Corp.
Telefonos de Mexico, S.A. de C.V. ADR
Telephone & Data Systems, Inc.
Toys 'R' Us, Inc.
Viacom, Inc. Non-Voting Class B
DEAR SHAREHOLDER:

We're pleased to present the annual report for the Fortis Advantage Asset Allocation Portfolio, Capital Fund, Fiduciary Fund, Growth Fund and Advantage Capital Appreciation Portfolio for the period ended August 31, 1995.

MARKET REVIEW AND OUTLOOK

The stock market moved sharply higher for most of the fiscal year of the funds discussed in this report. The major factors behind this gain have been relatively low and declining inflation, stable to lower interest rates and surprisingly strong corporate profits. Another positive influence has been the perception of a sincere and potentially successful effort to address our budget and trade deficits, as well as our income tax structure. Also, a supporting factor may have been the growing understanding that U.S. corporations have become the world's lowest cost producers and technological leaders in many, if not most, industries.

Looking ahead, these forces are still in place, with one exception. As economic activity slows, it will be difficult to FORTIS ADVANTAGE
ASSET ALLOCATION PORTFOLIO
ALLOCATION AS OF 8/31/95

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Equity Investments                     44.8%
Long-Term Debt Securities              50.0%
Cash
Equivalents/Receivables                 5.2%
                                      100.0%

maintain the recent pace of corporate profit growth. This could impede the progress of the stock market unless it gets some reassurance in the form of lower interest rates. With only moderate growth of the economy and very low rates of inflation, our view is that interest rates should stay at their recent low levels or go somewhat lower. Nevertheless, it will be incumbent on us as portfolio managers to make certain that the companies we select can keep growing earnings at expected rates throughout the period ahead.

FORTIS ADVANTAGE
ASSET ALLOCATION PORTFOLIO
CLASS B, C AND H TOTAL RETURNS

                                           Without    With
                                            CDSC     CDSC++
------------------------------------------------------------
Class B shares+                            +19.00 %  +15.40 %
Class C shares+                            +18.64 %  +17.64 %
Class H shares+                            +18.86 %  +15.26 %

Past performance is not indicative of future performance. Total returns include investment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% (with a waiver of 10% of the amount invested) if redeemed within two years of purchase, and Class C has a CDSC of 1.00% if redeemed within one year of purchase
 + Since November 14, 1994--Date shares were first offered to the public
++ Assumes redemption on August 31, 1995.

FORTIS ADVANTAGE
ASSET ALLOCATION PORTFOLIO CLASS A

Value of $10,000 invested January 4, 1988

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                   FORTIS ASSET
                                                                    ALLOCATION
                           LEHMAN BROTHERS                          PORTFOLIO
                              Aggregate Bond
                                      Index#          S&P 500##
01/04/88                              10,000             10,000              9,550
88                                    10,470             10,868              9,579
89                                    11,853             15,109             11,916
90                                    12,710             14,356             11,595
91                                    14,569             18,216             14,116
92                                    16,533             19,663             15,784
93                                    18,348             22,640             17,572
94                                    18,070             23,875             18,230
95                                    20,131             28,994             21,723
FORTIS ADVANTAGE ASSET
ALLOCATION PORTFOLIO
AVERAGE ANNUAL TOTAL
RETURN
                                                                             SINCE
                                      1 YEAR             5 YEAR   JANUARY 4, 1988@
CLASS A*                             +13.80%            +12.34%            +10.66%
CLASS A**                            +19.16%            +13.38%            +11.33%

                       Annual period ended August 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
 # An unmanaged index of government, corporate, and mortgage-backed securities with an average maturity of approximately nine years.
## This is an unmanaged index of 500 common stocks.
 @ Date shares were first offered to the public.

PORTFOLIO STRATEGIES

FORTIS ADVANTAGE ASSET ALLOCATION PORTFOLIO invests its assets among stocks, bonds and cash equivalents in a proportion determined by Fortis fixed income and equity managers based on their judgment of expected returns from these asset classes. The fund produced a total return of 18.3 percent (Class A shares without sales charge) for the ten-month period ended August 31, 1995. During the year, the asset mix ranged between 40 percent equities and 60 percent bonds. Currently it is evenly divided between the two categories at 50/50. Early in the year, the fund benefited from a move into municipal bonds, which have been eliminated, and a commitment of roughly 20 percent of the fixed income component in high yield bonds. More recently, we have reduced our exposure to lower-rated corporate securities as the economy weakened. We also extended the duration of the fixed income portion of the portfolio from 4.75 years to 5.2 years, primarily by increasing the holdings of long-term Treasury bonds. The overall portfolio benefited, as well, from the strength of the stock market in general and from our growth stock holdings in particular.

FORTIS CAPITAL FUND holdings consist of large-size companies that are growing their revenues and earnings at well

FORTIS CAPITAL FUND
TOP TEN HOLDINGS AS OF 8/31/95

                                                                       Percent
                                                                            of
                                                                           Net
Stocks                                                                  Assets
------------------------------------------------------------------------------
 1.   Silicon Graphics, Inc.                                              5.0%
 2.   Oracle Corp.                                                        4.6%
 3.   Mattel, Inc.                                                        4.3%
 4.   Motorola, Inc.                                                      4.1%
 5.   Microsoft Corp.                                                     3.4%
 6.   Applied Materials, Inc.                                             3.1%
 7.   Green Tree Financial Corp.                                          2.6%
 8.   General Instrument Corp.                                            2.5%
 9.   CUC International, Inc.                                             2.5%
10.   Worldcom, Inc.                                                      2.5%
      Note: Excludes holdings in U.S. Government Securities representing 8.5%
      of net assets.

PORTFOLIO CHANGES FOR THE
YEAR ENDED 8/31/95

ADDITIONS:
Ceridian Corp.
Computer Associates International, Inc.
Disney, Walt Co.
Tellabs, Inc.

ELIMINATIONS:
ALC Communications Corp.
Blockbuster Entertainment Corp.
Brinker International, Inc.
Grupo Televisa, S.A. de C.V. ADR
H & R Block, Inc.
Lotus Development Corp.
MCI Communications Corp.
Shaw Industries, Inc.
Telefonos de Mexico, S.A. de C.V. ADR
Telephone & Data Systems, Inc.
Toys 'R' Us, Inc.
WMX Technologies, Inc.

FORTIS CAPITAL FUND PORTFOLIO
COMPOSITION BY INDUSTRY AS OF 8/31/95

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                  20.8%
Telecommunications                     14.4%
Retail-Miscellaneous                   10.0%
Computer-Software                       9.6%
U.S. Treasury Securities                8.5%
Cash
Equivalents/Receivables                 7.0%
Office Equipment and
Supplies                                6.9%
Business Services and
Supplies                                5.8%
Health Care Services                    4.9%
Finance Companies                       4.7%
Toys                                    4.3%
Electronic-Controls and
Equipment                               3.1%
                                      100.0%

FORTIS CAPITAL FUND
CLASS B, C AND H TOTAL RETURNS

                                           Without    With
                                            CDSC     CDSC++
------------------------------------------------------------
Class B shares+                            +20.74 %  +17.14 %
Class C shares+                            +20.68 %  +19.68 %
Class H shares+                            +20.74 %  +17.14 %

Past performance is not indicative of future performance. Total returns include investment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.75%, Class B and H have a CDSC of 4.00% (with a waiver of 10% of the amount invested) if redeemed within two years of purchase, and Class C has a CDSC of 1.00% if redeemed within one year of purchase.
 + Since November 14, 1994--Date shares were first offered to the public
++ Assumes redemption on August 31, 1995.

FORTIS CAPITAL FUND CLASS A

Value of $10,000 invested September 1, 1970

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                               FORTIS CAPITAL
                              S&P 500***            FUND
09/01/70                              10,000              9,525
71                                    12,550             12,588
72                                    14,499             14,746
73                                    14,016             13,202
74                                    10,096             10,003
75                                    12,732             11,598
76                                    15,678             13,462
77                                    15,398             12,934
78                                    17,321             16,381
79                                    19,334             18,105
80                                    22,839             25,802
81                                    24,046             29,122
82                                    24,842             34,486
83                                    35,742             53,449
84                                    37,955             51,657
85                                    45,014             59,641
86                                    62,521             85,598
87                                    84,113            108,876
88                                    69,174             83,916
89                                    96,164            120,715
90                                    91,374            113,664
91                                   115,939            145,994
92                                   125,148            161,707
93                                   144,098            174,451
94                                   151,954            192,866
95                                   184,535            234,322
FORTIS CAPITAL FUND
AVERAGE ANNUAL TOTAL
RETURN
                                      1 YEAR             5 YEAR            10 YEAR           25 YEARS
CLASS A*                             +15.72%            +14.45%            +14.11%            +13.45%
CLASS A**                            +21.49%            +15.57%            +14.66%            +13.67%

                       Annual period ended August 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%.
 ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of 500 common stocks.

above the average rate for U.S. corporations. Early in the markets' upward move, some of the companies benefited from their relatively large exposure to foreign markets and the doubly positive impact of weakness in the U.S. dollar. Later, leadership in the portfolio was assumed by stocks of financially related companies that were benefiting from declining interest rates. Finally, the most significant contribution came from the relatively large portion devoted to technology stocks. For the fiscal year ended August 31, 1995, the fund was up
21.5 percent (Class A shares without sales charge), which compares with the S&P 500 total return of 21.4 percent.

FORTIS FIDUCIARY FUND
TOP TEN HOLDINGS AS OF 8/31/95

                                                                      Percent of
Stocks                                                                Net Assets
--------------------------------------------------------------------------------
 1.   Silicon Graphics, Inc.                                                4.4%
 2.   Motorola, Inc.                                                        4.3%
 3.   Oracle Corp.                                                          4.2%
 4.   Mattel, Inc.                                                          4.1%
 5.   Microsoft Corp.                                                       3.5%
 6.   Applied Materials, Inc.                                               2.7%
 7.   Worldcom, Inc.                                                        2.6%
 8.   General Instrument Corp.                                              2.4%
 9.   Sterling Software, Inc.                                               2.4%
10.   Green Tree Financial Corp.                                            2.3%

PORTFOLIO CHANGES FOR THE YEAR ENDED 8/31/95

ADDITIONS:
Ceridian Corp.
Compaq Computer Corp.
Computer Associates International, Inc.
Disney (Walt) Co.
EMC Corp.
Harrah's Entertainment, Inc.
Tellabs, Inc.

ELIMINATIONS:
ALC Communications Corp.
Blockbuster Entertainment Corp.
Brinker International, Inc.
Grupo Televisa, S.A. de C.V. ADR
Lotus Development Corp.
Telephone & Data Systems, Inc.
Toys 'R' Us, Inc.
Value Health, Inc.

FORTIS FIDUCIARY FUND invests in growth companies along the spectrum from midsize to large companies. It represents a risk level that is between Fortis' Capital and Growth Funds, but has actually been managed toward the less aggressive end of that range. In the fiscal year ended August 31, 1995, the Fiduciary Fund was up 22.7 percent (Class A shares without sales charge). Its technology exposure has been in the high 30s in terms of a percent of the portfolio and has been concentrated in the larger companies in that group. Performance also has benefited from selected holdings in financial services, health care and telecommunications.

FORTIS FIDUCIARY FUND PORTFOLIO COMPOSITION BY INDUSTRY AS OF 8/31/95

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                  16.0%
Cash
Equivalents/Receivables                15.5%
Telecommunications                     14.2%
Computer-Software                      12.4%
Office Equipment and
Supplies                                9.5%
Retail-Miscellaneous                    9.2%
Business Services and
Supplies                                5.6%
Finance Companies                       4.4%
Toys                                    4.1%
Health Care Services                    3.8%
Electronic-Controls and
Equipment                               2.7%
Telephone Services                      2.6%
                                      100.0%

FORTIS FIDUCIARY FUND
CLASS B, C AND H TOTAL RETURNS

                                           Without    With
                                            CDSC     CDSC++
------------------------------------------------------------
Class B shares+                            +22.38 %  +18.78 %
Class C shares+                            +22.55 %  +21.55 %
Class H shares+                            +22.38 %  +18.78 %

Past performance is not indicative of future performance. Total returns include investment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.75%, Class B and H have a CDSC of 4.00% (with a waiver of 10% of the amount invested) if redeemed within two years of purchase, and Class C has a CDSC of 1.00% if redeemed within one year of purchase.
 + Since November 14, 1994--Date shares were first offered to the public
++ Assumes redemption on August 31, 1995.

FORTIS FIDUCIARY FUND CLASS A

Value of $10,000 invested January 2, 1982

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                              FORTIS FIDUCIARY
                              S&P 500***            FUND
1/2/82                                10,000              9,525
82                                    10,165             10,328
83                                    14,625             16,236
84                                    15,530             16,073
85                                    18,418             19,081
86                                    25,582             28,211
87                                    34,417             35,819
88                                    28,304             27,359
89                                    39,348             39,138
90                                    37,388             36,786
91                                    47,439             47,291
92                                    51,208             52,151
93                                    58,961             57,667
94                                    62,176             63,529
95                                    75,507             77,956
FORTIS FIDUCIARY FUND
AVERAGE ANNUAL TOTAL
RETURN
                                                                                                SINCE
                                      1 YEAR             5 YEAR            10 YEAR          INCEPTION
Class A*                             +16.88%            +15.08%            +14.55%            +16.22%
Class A**                            +22.71%            +16.21%            +15.11%            +16.63%

                       Annual period ended August 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%.
 ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of 500 common stocks.

FORTIS GROWTH FUND
TOP TEN HOLDINGS AS OF 8/31/95

                                                                      Percent of
Stocks                                                                Net Assets
--------------------------------------------------------------------------------
 1.   3Com Corp.                                                            5.5%
 2.   Tellabs, Inc.                                                         5.0%
 3.   Oracle Corp.                                                          4.6%
 4.   Cisco Systems, Inc.                                                   4.4%
 5.   Informix Corp.                                                        3.9%
 6.   Microsoft Corp.                                                       3.7%
 7.   DSC Communications Corp.                                              2.9%
 8.   Lone Star Steakhouse & Saloon, Inc.                                   2.6%
 9.   Micron Technology, Inc.                                               2.4%
10.   Office Depot, Inc.                                                    2.3%

PORTFOLIO CHANGES FOR THE YEAR ENDED 8/31/95

ADDITIONS:
ADC Telecommunications, Inc.
America Online, Inc.
Applied Materials, Inc.
Biogen, Inc.
Cypress Semiconductor Corp.
EMC Corp.
HBO & Co.
Harrah's Entertainment, Inc.
Lowe's Companies, Inc.
Medaphis Corp.
Micron Technology, Inc.
Mobile Telecommunications Technologies Corp.
Motorola, Inc.
Nokia Corp. ADR
Oxford Health Plans, Inc.
Paging Network, Inc.
Petroleum Geo Services A/S ADS
Qualcomm, Inc.
Sensormatic Electronics Corp.
Staples, Inc.
Tommy Hilfiger Corp.
Vencor, Inc.
Worldcom, Inc.

ELIMINATIONS:
Acclaim Entertainment, Inc.
ALZA Corp. Class A
Brinker International, Inc.
Buffets, Inc.
Compuware Corp.
Cracker Barrel Old Country Store, Inc.
Grupo Televisa, S.A. de C.V. ADR
International Game Technology
Landmark Graphics Corp.
Newbridge Networks Corp.
Price/Costco, Inc.
Quantum Health Resources, Inc.
Sybase, Inc.
Value Health, Inc.
Wellfleet Communications, Inc.

FORTIS GROWTH FUND
CLASS B, C AND H TOTAL RETURNS

                                           Without    With
                                            CDSC     CDSC++
------------------------------------------------------------
Class B shares+                            +28.17 %  +24.57 %
Class C shares+                            +28.21 %  +27.21 %
Class H shares+                            +28.21 %  +24.61 %

Past performance is not indicative of future performance. Total returns include investment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.75%, Class B and H have a CDSC of 4.00% (with a waiver of 10% of the amount invested) if redeemed within two years of purchase, and Class C has a CDSC of 1.00% if redeemed within one year of purchase.
 + Since November 14, 1994--Date shares were first offered to the public
++ Assumes redemption on August 31, 1995.

FORTIS GROWTH FUND PORTFOLIO
COMPOSITION BY INDUSTRY AS OF 8/31/95

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Telecommunications                     20.5%
Computer-Software                      17.8%
Other                                  11.6%
Cash
Equivalents/Receivables                11.4%
Retail-Miscellaneous                    7.3%
Electronic-Controls and
Equipment                               6.4%
Electronic-Semiconductor
and Capacitor                           5.4%
Health Care Services                    4.6%
Telephone Services                      4.9%
Restaurants and
Franchising                             3.9%
Finance Companies                       3.5%
Electronic-Communication
Security                                2.7%
                                      100.0%

FORTIS GROWTH FUND invests primarily in medium-size companies that are growing their revenues and earnings at significantly above average rates. The 26.9 percent (Class A shares without a sales charge) return for the year ended August 31, 1995, can be mainly attributed to the sizeable holding of technology stocks. Approximately half of the portfolio is diversified across a wide range of technology-based businesses. Their common denominator is that they are benefiting from U.S. corporations looking to improve productivity, as well as compete more effectively in highly competitive global markets. More recently, consumer markets have begun to grow rapidly as individuals seek to moderate the complexity of modern life. We believe these trends are secular and not just cyclical in nature, a condition that will be evidenced worldwide over time.

FORTIS ADVANTAGE CAPITAL APPRECIATION PORTFOLIO invests in smaller companies that are growing at very high rates; specifically, at least 25 percent to 30 percent annually in both revenues and earnings. By definition, these companies are in businesses that are experiencing rapid unit growth. Typically they are leaders in their industries or industry niches because of the proprietary nature of their products or services and/or

FORTIS GROWTH FUND CLASS A

Value of $10,000 invested March 31, 1963

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                              S&P 500***     FORTIS GROWTH FUND
Apr-63                                10,000              9,525
63                                    11,040             10,099
64                                    12,856             10,931
65                                    14,121             13,119
66                                    12,907             14,479
67                                    16,213             22,377
68                                    17,667             26,486
69                                    17,607             23,742
70                                    15,601             18,352
71                                    19,578             25,413
72                                    22,619             30,209
73                                    21,866             24,494
74                                    15,750             18,759
75                                    19,863             23,097
76                                    24,459             26,701
77                                    24,022             28,161
78                                    27,021             41,128
79                                    30,162             48,772
80                                    35,630             70,320
81                                    37,512             84,142
82                                    38,755             95,822
83                                    55,759            150,914
84                                    59,211            144,130
85                                    70,223            161,092
86                                    97,536            234,978
87                                   131,220            302,503
88                                   107,914            220,640
89                                   150,021            336,834
90                                   142,548            311,778
91                                   180,870            441,372
92                                   195,238            462,216
93                                   224,800            567,067
94                                   237,057            545,679
95                                   287,884            692,573
FORTIS GROWTH FUND
AVERAGE ANNUAL TOTAL
RETURN
                                                                                                SINCE
                                      1 YEAR             5 YEAR            10 YEAR          INCEPTION
CLASS A*                             +20.89%            +16.17%            +15.14%            +13.96%
CLASS A**                            +26.92%            +17.31%            +15.70%            +14.13%

                       Annual period ended August 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%.
 ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of 500 common stocks.

FORTIS ADVANTAGE
CAPITAL APPRECIATION PORTFOLIO
TOP TEN HOLDINGS AS OF 8/31/95

                                                                     Percent of
                                                                     Net Assets
-------------------------------------------------------------------------------
 1.   Xilinx, Inc.                                                        4.5%
 2.   Input/Output, Inc.                                                  4.0%
 3.   Lone Star Steakhouse & Saloon, Inc.                                 3.5%
 4.   Acxiom Corp.                                                        3.4%
 5.   Informix Corp.                                                      3.1%
 6.   Ultratech Stepper, Inc.                                             2.9%
 7.   Cisco Systems, Inc.                                                 2.7%
 8.   Micro Warehouse, Inc.                                               2.5%
 9.   LCI International, Inc.                                             2.3%
10.   Applebees International, Inc.                                       2.1%

PORTFOLIO CHANGES FOR THE TEN-MONTH PERIOD ENDED 8/31/95

ADDITIONS:
ADC Telecommunications, Inc.
Alliance Semiconductor Corp.
American Oncology Resources, Inc.
Cerner Corp.
Cheesecake Factory, Inc.
FSI International, Inc.
FTP Software, Inc.
Franklin Electronic Publishers, Inc.
Hollywood Entertainment Corp.
Indigo NV
Integrated Device Technology, Inc.
Integrated Silicon Solutions, Inc.
Legato Systems, Inc.
Macromedia, Inc.
Medaphis Corp.
Medic Computer Systems, Inc.
Medpartners, Inc.
MIDCOM Communications, Inc.
Network General Corp.
Omnicare, Inc.
Papa John's International, Inc.
Paradigm Technology, Inc.
Steris Corp.
Summit Medical Systems, Inc.
Sunglass Hut International, Inc.
System Software Associates, Inc.
Trimble Navigation Limited

ELIMINATIONS:
Centocor, Inc.
Cygne Designs, Inc.
DOVatron International, Inc.
ECI Telecom Ltd.
Franklin Quest Co.
Mid Atlantic Medical Services, Inc.
Newbridge Networks Corp.
Powersoft Corp.
Resound Corp.
Rio Hotel & Casino, Inc.
Silver King Communications, Inc.
Starbucks Corp.
Stein Mart, Inc.
Sybase, Inc.
Wall Data

FORTIS ADVANTAGE
CAPITAL APPRECIATION PORTFOLIO
CLASS B, C AND H TOTAL RETURNS

                                           Without    With
                                            CDSC     CDSC++
------------------------------------------------------------
Class B shares+                            +36.17 %  +32.57 %
Class C shares+                            +36.21 %  +35.21 %
Class H shares+                            +36.21 %  +32.61 %

Past performance is not indicative of future performance. Total returns include investment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% (with a waiver of 10% of the amount invested) if redeemed within two years of purchase, and Class C has a CDSC of 1.00% if redeemed within one year of purchase.
 + Since November 14, 1994--Date shares were first offered to the public
++ Assumes redemption on August 31, 1995.

superior management skills, including an ability to anticipate change in their markets. The fund appreciated 33.1 percent (Class A shares without a sale charge) for the ten-month period ended August 31, 1995. Important contributors to that performance included a wide range of technology stocks, which accounted for roughly one-third of total holdings. Other contributors included selected holdings in the areas of retail, health care, telecommunications and energy services.

IN CLOSING
We'd like to point out that we're now combining the annual reports for the funds reviewed here (Fortis Stock Funds) as we continue in our efforts to provide convenient investment products and services. We appreciate your investment with us, and ask that you talk with your financial professional or us if you have any questions.

Sincerely,

/s/ DEAN C. KOPPERUD
Dean C. Kopperud
President

/s/  STEPHEN M. POLING
Stephen M. Poling
Vice President

September 25, 1995
FORTIS ADVANTAGE
CAPITAL APPRECIATION PORTFOLIO
COMPOSITION BY INDUSTRY AS OF 8/31/95

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Computer-Software                      17.7%
Other                                  15.5%
Retail-Miscellaneous                   12.4%
Electronic-Semiconductor
and Capacitor                          10.9%
Restaurants and
Franchising                             7.9%
Health Care Services                    7.1%
Cash
Equivalents/Receivables                 6.0%
Electronics-Controls and
Equipment                               5.8%
Business Services and
Supplies                                4.7%
Office Equipment and
Supplies                                4.1%
Telecommunications                      4.0%
Utilities-Telephone                     3.9%
                                      100.0%

FORTIS ADVANTAGE
CAPITAL APPRECIATION PORTFOLIO CLASS A

Value of $10,000 invested January 4, 1988

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                               FORTIS CAPITAL
                                                APPRECIATION
                              S&P 500***         PORTFOLIO
1/4/88                                10,000              9,550
88                                    10,868             10,400
89                                    15,109             14,892
90                                    14,356             14,367
91                                    18,216             18,683
92                                    19,663             18,734
93                                    22,640             25,481
94                                    23,875             23,792
95                                    28,994             33,381
FORTIS ADVANTAGE CAPITAL
APPRECIATION PORTFOLIO
AVERAGE ANNUAL TOTAL
RETURN
                                                                             SINCE
                                      1 YEAR             5 YEAR   JANUARY 4, 1988@
CLASS A*                             +33.99%            +17.28%            +17.05%
CLASS A**                            +40.30%            +18.37%            +17.75%

                       Annual period ended August 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of 500 common stocks.
 @ Date shares were first offered to the public.

FORTIS FINANCIAL GROUP'S OTHER PRODUCTS AND SERVICES

MUTUAL FUNDS/PORTFOLIOS

Fortis Advantage Portfolios, Inc.
ASSET ALLOCATION PORTFOLIO
CAPITAL APPRECIATION PORTFOLIO
GOVERNMENT TOTAL RETURN PORTFOLIO
HIGH YIELD PORTFOLIO

Fortis Capital Fund

Fortis Fiduciary Fund, Inc.

Fortis Global Growth Portfolio

Fortis Growth Fund, Inc.

Fortis Money Fund

Fortis Tax-Free Portfolios, Inc.
MINNESOTA PORTFOLIO
NATIONAL PORTFOLIO
NEW YORK PORTFOLIO

Fortis U.S. Government
Securities Fund

FIXED AND VARIABLE ANNUITIES

Fortis Opportunity Fixed
  & Variable Annuity
Masters Variable Annuity
FIXED ACCOUNT
MONEY MARKET
U.S. GOVERNMENT SECURITIES
DIVERSIFIED INCOME
GLOBAL BOND
HIGH YIELD
ASSET ALLOCATION
GLOBAL ASSET ALLOCATION
GROWTH & INCOME
GROWTH STOCK
GLOBAL GROWTH
INTERNATIONAL STOCK
AGGRESSIVE GROWTH

Fortune Fixed Annuities
SINGLE PREMIUM ANNUITY
FLEXIBLE PREMIUM ANNUITY

Income Annuities
GUARANTEED FOR LIFE
GUARANTEED FOR A SPECIFIC PERIOD

LIFE AND DISABILITY

WALL STREET SERIES VUL 220 & VUL 500

FIXED ACCOUNT
MONEY MARKET
U.S. GOVERNMENT SECURITIES
DIVERSIFIED INCOME
GLOBAL BOND
HIGH YIELD
ASSET ALLOCATION
GLOBAL ASSET ALLOCATION
GROWTH & INCOME
GROWTH STOCK
GLOBAL GROWTH
INTERNATIONAL STOCK
AGGRESSIVE GROWTH

Adaptable Life
Universal Life
Disability

FOR MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS. WRITE TO: FORTIS INVESTORS, INC., P.O. BOX 64284, ST. PAUL, MN 55164. READ IT CAREFULLY BEFORE INVESTING OR SENDING MONEY.

FORTIS ADVANTAGE ASSET ALLOCATION PORTFOLIO
Schedule of Investments
August 31, 1995

COMMON STOCKS-44.58%

--------------------------------------------------------------------------------
                                                                                          Market
  Shares                                                                    Cost (b)     Value (c)
-----------                                                                -----------  -----------
             BROADCASTING-0.56%
     34,000  News Corp., Ltd. ADR (The) (e)..............................  $   584,292  $   773,500
                                                                           -----------  -----------
             BUSINESS SERVICES AND SUPPLIES-3.99%
     30,400  First Data Corp. (e)........................................      988,244    1,774,600
     16,500  First Financial Management Corp.............................    1,129,338    1,487,062
     48,000  MBNA Corp...................................................    1,033,494    1,704,000
     27,950  Sensormatic Electronics Corp. (e)...........................      810,153      586,950
                                                                           -----------  -----------
                                                                             3,961,229    5,552,612
                                                                           -----------  -----------
             COMPUTER-HARDWARE-0.72%
     23,000  Ceridian Corp. (a)..........................................    1,042,562    1,006,250
                                                                           -----------  -----------
             COMPUTER-SOFTWARE-3.81%
     18,000  Computer Associates International, Inc......................      976,006    1,251,000
     23,600  Microsoft Corp. (a).........................................    1,005,434    2,183,000
     46,500  Oracle Corp. (a)............................................      344,821    1,865,812
                                                                           -----------  -----------
                                                                             2,326,261    5,299,812
                                                                           -----------  -----------
             ELECTRONIC-CONTROLS AND EQUIPMENT-1.76%
     23,500  Applied Materials, Inc. (a).................................      918,164    2,444,000
                                                                           -----------  -----------
             ELECTRONIC-SEMICONDUCTOR AND CAPACITOR-0.89%
     20,200  Intel Corp..................................................      384,951    1,239,775
                                                                           -----------  -----------
             FINANCE COMPANIES-3.40%
     10,500  Federal National Mortgage Association.......................      860,212    1,001,437
     24,100  Franklin Resources, Inc.....................................      283,777    1,325,500
     41,192  Green Tree Financial Corp...................................    1,036,226    2,399,434
                                                                           -----------  -----------
                                                                             2,180,215    4,726,371
                                                                           -----------  -----------
             HEALTH CARE SERVICES-2.68%
     25,000  Columbia/HCA Healthcare Corp................................      929,927    1,175,000
     12,500  PacifiCare Health Systems, Inc. Class B (a)(e)..............      594,808      715,625
     35,500  U.S. HealthCare, Inc........................................    1,074,317    1,136,000
     16,600  United Healthcare Corp......................................      504,429      701,350
                                                                           -----------  -----------
                                                                             3,103,481    3,727,975
                                                                           -----------  -----------
             HOTEL AND MOTEL-1.22%
     49,500  Mirage Resorts, Inc. (a)....................................    1,115,820    1,701,563
                                                                           -----------  -----------
             LEISURE TIME-AMUSEMENTS-0.67%
     16,500  Disney (Walt) Co............................................      910,134      926,063
                                                                           -----------  -----------
             MEDICAL SUPPLIES-0.81%
     12,000  Medtronic, Inc. (and rights)................................      293,844    1,132,500
                                                                           -----------  -----------

                                                                                          Market
  Shares                                                                    Cost (b)     Value (c)
-----------                                                                -----------  -----------
             MISCELLANEOUS-1.53%
     62,250  CUC International, Inc. (a).................................  $ 1,019,365  $ 2,124,281
                                                                           -----------  -----------
             OFFICE EQUIPMENT AND SUPPLIES-3.85%
     46,000  Silicon Graphics, Inc. (a)..................................      591,093    1,943,500
     40,000  Sterling Software, Inc. (a).................................      772,400    1,785,000
     26,100  Tandy Corp..................................................    1,182,405    1,621,463
                                                                           -----------  -----------
                                                                             2,545,898    5,349,963
                                                                           -----------  -----------
             PUBLISHING-0.69%
     15,700  Scholastic Corp. (a)(e).....................................      810,604      961,625
                                                                           -----------  -----------
             RETAIL-DEPARTMENT STORES-1.61%
     24,500  Kohl's Corp. (a)............................................      957,074    1,151,500
     44,000  Wal-Mart Stores, Inc........................................      991,910    1,083,500
                                                                           -----------  -----------
                                                                             1,948,984    2,235,000
                                                                           -----------  -----------
             RETAIL-MISCELLANEOUS-4.08%
     40,800  AutoZone, Inc. (a)(e).......................................      783,087    1,096,500
     19,200  Home Depot, Inc.............................................      222,400      765,600
     39,000  Lowe's Companies, Inc.......................................      791,743    1,296,750
     50,700  Office Depot, Inc. (a)......................................      477,429    1,578,038
     27,400  Pep Boys Manny Moe & Jack...................................      608,270      753,500
      5,300  Talbots (The), Inc..........................................      106,104      182,850
                                                                           -----------  -----------
                                                                             2,989,033    5,673,238
                                                                           -----------  -----------
             TELECOMMUNICATIONS-8.44%
     62,000  3Com Corp. (a)(e)...........................................      488,696    2,418,000
     27,900  Cisco Systems, Inc. (a).....................................      698,222    1,830,938
     94,400  Ericsson (L.M.) Telephone Co. Class B ADR...................    1,146,993    2,017,800
     46,400  General Instrument Corp. (a)(e).............................    1,278,464    1,693,600
     24,000  Motorola, Inc...............................................      578,050    1,794,000
     28,600  Nokia Corp. ADR.............................................      584,679    1,984,125
                                                                           -----------  -----------
                                                                             4,775,104   11,738,463
                                                                           -----------  -----------
             TELEPHONE SERVICES-1.46%
     60,508  Worldcom, Inc. (a)(e).......................................      657,407    2,038,363
                                                                           -----------  -----------
             TOYS-1.31%
     62,791  Mattel, Inc.................................................      694,622    1,820,939
                                                                           -----------  -----------
             UTILITIES-TELEPHONE-1.10%
     47,000  Air Touch Communications, Inc. (a)..........................    1,186,660    1,527,500
                                                                           -----------  -----------
             TOTAL COMMON STOCKS.........................................  $33,448,630  $61,999,793
                                                                           -----------  -----------
                                                                           -----------  -----------

PREFERRED STOCKS-0.25%

--------------------------------------------------------------------------------
                                                                                      Market
                                                                                      Value
  Shares                                                                   Cost (b)    (c)
-----------                                                                --------  --------
             BROADCASTING-0.25%
   17,000    News Corp., Ltd. (The) Preferred ADR (e)....................  $252,414  $344,250
                                                                           --------  --------

ASSET BACKED SECURITIES-5.45%

--------------------------------------------------------------------------------
                                                                            Standard
                                                                            & Poor's
 Principal                                                                   Rating                   Market
  Amount                                                                   (Unaudited)   Cost (b)   Value (c)
-----------                                                                -----------  ----------  ----------
             MANUFACTURED HOMES-2.54%
$1,000,000   Green Tree Financial Corp., 8.35% Ser 1994-7 Class A4
               3-15-2020.................................................    Aaa*       $ 998,750   $1,058,694
 2,500,000   Oakwood Mtg Investors, Inc., 7.10% Ser 1995-A Cl A3
               9-15-2020.................................................    AAA        2,497,656   2,475,002
                                                                                        ----------  ----------
                                                                                        3,496,406   3,533,696
                                                                                        ----------  ----------
             MISCELLANEOUS-2.17%
 1,500,000   Green Tree Financial Corp., 7.65% Ser 1994-1 Class A5 Sr Sub
               Pass Thru Certificate 4-15-2019...........................    Aa2*       1,494,141   1,526,610
 1,485,179   Vanderbilt Mtg & Finance, Inc., 7.00% Ser 1994-A Cl A1 Mfg
               Housing Contract 7-10-2019................................    AA         1,484,250   1,498,039
                                                                                        ----------  ----------
                                                                                        2,978,391   3,024,649
                                                                                        ----------  ----------
             MULTI-FAMILY LOANS-0.74%
 1,000,000   DLJ Mtg Acceptance Corp., 8.80% Ser 1993-12 Cl B1
               Multifamily Mtg Pass Thru Certificate 9-18-2003...........    NR*          982,500   1,022,393
                                                                                        ----------  ----------
             TOTAL ASSET BACKED SECURITIES...............................               $7,457,297  $7,580,738
                                                                                        ----------  ----------
                                                                                        ----------  ----------

CORPORATE BONDS-INVESTMENT GRADE-11.00%

--------------------------------------------------------------------------------
                                                                            Standard
                                                                            & Poor's
 Principal                                                                   Rating                    Market
  Amount                                                                   (Unaudited)   Cost (b)     Value (c)
-----------                                                                -----------  -----------  -----------
             BANKS-3.24%
$2,000,000   Advanta National Bank, Inc., 6.71% 9-30-1999................    BBB        $2,000,000   $2,000,600
 2,500,000   Capital One MTN, 6.83% 8-16-1999............................    BBB-        2,500,000    2,508,822
                                                                                        -----------  -----------
                                                                                         4,500,000    4,509,422
                                                                                        -----------  -----------
             BROKERAGE AND INVESTMENT-3.97%
 2,500,000   Bear Stearns & Co., 6.75% 8-15-2000 (e).....................    A           2,484,136    2,499,595
 3,000,000   Dean Witter Discover, 6.75% 8-15-2000.......................    A           2,988,690    3,021,990
                                                                                        -----------  -----------
                                                                                         5,472,826    5,521,585
                                                                                        -----------  -----------
             CHEMICALS-0.54%
   750,000   Methanex Corp., 7.40% Note 8-15-2002........................    BBB+          746,403      747,187
                                                                                        -----------  -----------
             FOREIGN-GOVERNMENT-1.49%
 2,000,000   Hydro-Quebec, 8.00% Deb 2-1-2013............................    A+          1,953,780    2,072,638
                                                                                        -----------  -----------
             FOREST PRODUCTS-0.47%
   600,000   Georgia-Pacific Corp., 9.625% Deb 3-15-2022.................    BBB-          616,932      654,049
                                                                                        -----------  -----------
             MEDIA-0.89%
   600,000   News America Holdings, Inc., 10.125% Sr Note 10-15-2012.....    BBB-          600,000      685,018
   500,000   News America Holdings, Inc., 8.875% Sr Note 4-26-2023.......    BBB-          495,800      551,433
                                                                                        -----------  -----------
                                                                                         1,095,800    1,236,451
                                                                                        -----------  -----------
             MISCELLANEOUS-0.40%
   500,000   New York (City of), 10.00% General Obligation Taxable Bond
               Fiscal 1991 Ser D 8-1-2005................................    BBB+          471,628      561,099
                                                                                        -----------  -----------
             TOTAL CORPORATE BONDS - INVESTMENT GRADE....................               14,857,369   15,302,431
                                                                                        -----------  -----------
             TOTAL ASSET BACKED & INVESTMENT GRADE CORP. DEBT
               SECURITIES................................................               $22,314,666  $22,883,169
                                                                                        -----------  -----------
                                                                                        -----------  -----------

CORPORATE BONDS-NON-INVESTMENT GRADE-9.86%

--------------------------------------------------------------------------------
                                                                            Standard
                                                                            & Poor's
 Principal                                                                   Rating                    Market
  Amount                                                                   (Unaudited)   Cost (b)     Value (c)
-----------                                                                -----------  -----------  -----------
             BROADCASTING-0.36%
$  500,000   Sinclair Broadcasting, 10.00% Sr Sub Note 9-30-2005 (e).....    B+         $  500,000   $  502,500
                                                                                        -----------  -----------

FORTIS ADVANTAGE ASSET ALLOCATION PORTFOLIO
Schedule of Investments
August 31, 1995

CORPORATE BONDS-CONTINUED
--------------------------------------------------------------------------------

                                                                            Standard
                                                                            & Poor's
 Principal                                                                   Rating                    Market
  Amount                                                                   (Unaudited)   Cost (b)     Value (c)
-----------                                                                -----------  -----------  -----------
             BUILDING MATERIALS-0.96%
$  500,000   Associated Materials, Inc., 11.50% Sr Sub Note 8-15-2003....    B-         $  462,500   $  430,000
   500,000   Essex Group, 10.00% Sr Note 5-1-2003........................    B+            503,125      486,875
   500,000   Wickes Lumber Co., 11.625% Sr Sub Note 12-15-2003 (e).......    B-            502,500      421,250
                                                                                        -----------  -----------
                                                                                         1,468,125    1,338,125
                                                                                        -----------  -----------
             CHEMICALS-1.17%
   500,000   Arcadian Partners L.P., 10.75% Sr Note Ser B 5-1-2005.......    BB-           493,304      522,500
   900,000   Indspec Chemical Corp., 11.50% Sr Sub Disc Note Ser B
               12-1-2003 (Zero coupon until 12-1-1998)...................    B-            563,753      585,000
   500,000   NL Industries, Inc., 11.75% Sr Secured Note 10-15-2003......    B             475,000      525,000
                                                                                        -----------  -----------
                                                                                         1,532,057    1,632,500
                                                                                        -----------  -----------
             CONSUMER GOODS-0.32%
   500,000   Plastic Specialty & Technologies, Inc., 11.25% Sr Secured
               Note 12-1-2003............................................    B-            443,125      451,250
                                                                                        -----------  -----------
             CONTAINERS AND PACKAGING-0.73%
   500,000   Domtar, Inc., 11.25% Sinking Fund Deb 9-15-2017.............    BB-           485,000      530,000
   500,000   Mail-Well Corp., 10.50% Sr Sub Note 2-15-2004...............    B-            443,750      482,500
                                                                                        -----------  -----------
                                                                                           928,750    1,012,500
                                                                                        -----------  -----------
             ENERGY-0.33%
   432,916   Midland Cogeneration Venture, L.P., 10.33% MidlandFunding Sr
               Secured Lease Obligation Bond Ser C 7-23-2002.............    BB-           429,669      447,376
                                                                                        -----------  -----------
             FOOD-GROCERY, MISCELLANEOUS-0.70%
   500,000   Envirodyne Industries, 12.00% First Priority SeniorSecured
               Note 6-15-2000 (f)........................................    NR            500,000      495,000
   500,000   Specialty Foods Corp., 10.25% Sr Note Ser B 8-15-2001.......    B             482,500      483,750
                                                                                        -----------  -----------
                                                                                           982,500      978,750
                                                                                        -----------  -----------
             LEISURE TIME-AMUSEMENTS-0.65%
   500,000   Bally's Park Place, 9.25% First Mtg Bond 3-15-2004..........    BB            472,514      470,000
   500,000   G B Property Funding, 10.875% First Mtg Bond 1-15-2004......    B+            435,000      435,000
                                                                                        -----------  -----------
                                                                                           907,514      905,000
                                                                                        -----------  -----------
             MACHINERY-0.63%
   500,000   Spreckels Industries, Inc., 11.50% Sr Secured Note
               9-1-2000..................................................    B             485,625      495,000
   500,000   Terex Corp., 13.75% Sr Secured Note 5-15-2002 (and rights)
               (e)(f)....................................................    B             490,000      387,500
                                                                                        -----------  -----------
                                                                                           975,625      882,500
                                                                                        -----------  -----------
             MEDIA-0.37%
   556,513   Falcon Holding Group, L.P. 11.00% Sr Sub Note Ser B
               9-15-2003 (Interest is Payable-in-Kind) (e)...............    NR            451,307      508,143
                                                                                        -----------  -----------
             RESTAURANTS AND FRANCHISING-0.63%
   500,000   Carrols Corp., 11.50% Sr Note 8-15-2003.....................    B+            478,750      490,000
   500,000   Flagstar Corp., 11.25% Sr Sub Deb 11-1-2004.................    CCC+          521,250      380,000
                                                                                        -----------  -----------
                                                                                         1,000,000      870,000
                                                                                        -----------  -----------
             RETAIL-MISCELLANEOUS-1.43%
   600,000   Farm Fresh, Inc., 12.25% Sr Note 10-1-2000 (e)..............    B-            600,000      526,500
   500,000   Grand Union Co., 12.00% Sr Note 9-1-2004 (e)................    B-            473,750      474,375
   500,000   Pantry (The), Inc., 12.00% Sr Note Ser B 11-15-2000.........    B+            490,000      492,500
   500,000   Stater Brothers, Inc., 11.00% Sr Note 3-1-2001..............    B+            475,000      492,500
                                                                                        -----------  -----------
                                                                                         2,038,750    1,985,875
                                                                                        -----------  -----------
             TECHNOLOGY-0.66%
   500,000   Computervision Corp., 10.875% Sr Note 8-15-1997.............    B             466,875      513,750
   500,000   U.S. Banknote Corp., 10.375% Sr Note 6-1-2002...............    B+            452,500      405,000
                                                                                        -----------  -----------
                                                                                           919,375      918,750
                                                                                        -----------  -----------
             TELECOMMUNICATIONS-0.18%
   250,000   Paging Network, 10.125% Sr Sub Note 8-1-2007................    B             252,812      253,125
                                                                                        -----------  -----------
             TEXTILE MANUFACTURING-0.12%
   200,000   U.S. Leather, Inc., 10.25% Sr Note 7-31-2003................    B+            196,813      164,000
                                                                                        -----------  -----------

--------------------------------------------------------------------------------

                                                                            Standard
                                                                            & Poor's
 Principal                                                                   Rating                    Market
  Amount                                                                   (Unaudited)   Cost (b)     Value (c)
-----------                                                                -----------  -----------  -----------
             TOBACCO-0.26%
$  500,000   Liggett Group, Inc., 11.50% Ser B Secured Note 2-1-1999.....    NR*        $  361,250   $  360,000
                                                                                        -----------  -----------
             TRANSPORTATION-0.36%
   500,000   Petro PSC Properties, L.P., 12.50% Sr Note 6-1-2002.........    B             479,215      502,500
                                                                                        -----------  -----------
             TOTAL CORPORATE BONDS - NON-INVESTMENT GRADE................               13,866,887   13,712,894
                                                                                        -----------  -----------
             TOTAL ASSET BACKED & CORPORATE DEBT SECURITIES..............               $36,181,553  $36,596,063
                                                                                        -----------  -----------
                                                                                        -----------  -----------

U.S. GOVERNMENT SECURITIES-23.69%

--------------------------------------------------------------------------------
Principal                                                                   Market
  Amount                                                     Cost (b)     Value (c)
----------                                                 ------------  ------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION-10.81%
            MORTGAGE BACKED SECURITIES:
$4,080,000  7.00% 2025...................................  $  4,014,656  $  4,008,600
 2,039,998  8.00% 2025...................................     2,070,917     2,081,435
   290,922  9.00% 2016-2021..............................       287,368       303,105
                                                           ------------  ------------
                                                              6,372,941     6,393,140
                                                           ------------  ------------
            NOTES:
 2,000,000  6.85% 2000...................................     2,000,000     2,017,356
 2,000,000  7.40% 2004 (e)...............................     2,111,050     2,115,142
 2,500,000  7.84% 1998...................................     2,516,775     2,524,847
                                                           ------------  ------------
                                                              6,627,825     6,657,345
                                                           ------------  ------------
            REMIC-PAC'S:
 2,000,000  7.00% 2020...................................     1,937,969     1,989,238
                                                           ------------  ------------
            TOTAL FEDERAL NATIONAL MORTGAGE
              ASSOCIATION................................    14,938,735    15,039,723
                                                           ------------  ------------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-3.43%
            MORTGAGE BACKED SECURITIES:
 1,906,695  7.50% 2022...................................     1,910,270     1,916,823
 2,642,724  9.00% 2023...................................     2,728,612     2,771,556

Principal                                                                   Market
  Amount                                                     Cost (b)     Value (c)
----------                                                 ------------  ------------
$   75,930  9.50% 2019...................................  $     75,313  $     80,510
                                                           ------------  ------------
                                                              4,714,195     4,768,889
                                                           ------------  ------------
            OTHER DIRECT FEDERAL OBLIGATIONS-3.15%
            FEDERAL HOME LOAN BANK:
 1,750,000  6.125% 1996..................................     1,747,813     1,753,405
 2,500,000  7.31% 2004...................................     2,508,985     2,628,523
                                                           ------------  ------------
                                                              4,256,798     4,381,928
                                                           ------------  ------------
            U.S. TREASURY SECURITIES-6.30%
            BONDS:
 2,400,000  7.625% 2025..................................     2,658,000     2,676,746
 5,250,000  8.125% 2021 (e)..............................     5,880,469     6,088,352
                                                           ------------  ------------
                                                              8,538,469     8,765,098
                                                           ------------  ------------
            TOTAL U.S. GOVERNMENT SECURITIES.............    32,448,197    32,955,638
                                                           ------------  ------------
            TOTAL LONG-TERM DEBT SECURITIES..............    68,629,750    69,551,701
                                                           ------------  ------------
            TOTAL LONG-TERM INVESTMENTS..................  $102,330,794  $131,895,744
                                                           ------------  ------------
                                                           ------------  ------------

SHORT-TERM INVESTMENTS-4.80%

--------------------------------------------------------------------------------
Principal                                                     Market
  Amount                                                    Value (c)
----------                                                 ------------
            BANKS-0.48%
$ 672,000   First Trust Money Market Variable Rate Time
              Deposit, Current rate -- 5.66%.............  $    672,000
                                                           ------------
            DIVERSIFIED FINANCE-2.02%
2,807,000   Associates Corp. Master Variable Rate Note,
              Current rate -- 5.79%......................     2,807,000
                                                           ------------
            U.S. OTHER DIRECT FEDERAL OBLIGATIONS-2.30%
3,200,000   Federal Home Loan Bank, 5.74%, 9-18-1995.....     3,190,976
                                                           ------------
            TOTAL SHORT-TERM INVESTMENTS.................     6,669,976
                                                           ------------
            TOTAL INVESTMENTS IN SECURITIES (COST:
              $109,000,770) (B)..........................  $138,565,720
                                                           ------------
                                                           ------------

 (a) Presently not paying dividend income.
 (b) At August 31, 1995, the cost of securities for federal income tax purposes was $109,000,770 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $30,575,015
Unrealized depreciation.....................................   (1,010,065)
-------------------------------------------------------------------------
Net unrealized appreciation.................................  $29,564,950
-------------------------------------------------------------------------

 (c) See Note A of accompanying Notes to Financial Statements regarding valuation of securities
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.17% of net assets as of August 31, 1995.
 (e) Security is fully or partially on loan at August 31, 1995. See Note A of accompanying Notes to Financial Statements.
 (f) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". These investments have been identified by portfolio management as illiquid securities. The value of these securities at August 31, 1995 is $882,500 which represents .63% of net assets.
  *  Moody's Rating

FORTIS CAPITAL FUND
Schedule of Investments
August 31, 1995

COMMON STOCKS-84.15%

--------------------------------------------------------------------------------
                                                                                         Market
 Shares                                                                   Cost (b)     Value (c)
--------                                                                ------------  ------------
          BROADCASTING-1.09%
 142,100  News Corp., Ltd. ADR (The) (e)..............................  $  2,524,632  $  3,232,775
                                                                        ------------  ------------
          BUSINESS SERVICES AND SUPPLIES-5.83%
  97,900  First Data Corp. (e)........................................     3,275,890     5,714,912
  35,000  First Financial Management Corp.............................     2,262,188     3,154,375
 168,000  MBNA Corp...................................................     3,617,255     5,964,000
 119,300  Sensormatic Electronics Corp. (e)...........................     3,492,879     2,505,300
                                                                        ------------  ------------
                                                                          12,648,212    17,338,587
                                                                        ------------  ------------
          COMPUTER-HARDWARE-0.74%
  50,000  Ceridian Corp. (a)..........................................     2,267,085     2,187,500
                                                                        ------------  ------------
          COMPUTER-SOFTWARE-9.57%
  68,000  Computer Associates International, Inc......................     3,960,381     4,726,000
 109,600  Microsoft Corp. (a).........................................     1,300,789    10,138,000
 338,000  Oracle Corp. (a)............................................     2,486,952    13,562,250
                                                                        ------------  ------------
                                                                           7,748,122    28,426,250
                                                                        ------------  ------------
          ELECTRONIC-CONTROLS AND EQUIPMENT-3.07%
  87,700  Applied Materials, Inc. (a).................................     3,590,291     9,120,800
                                                                        ------------  ------------
          ELECTRONIC-SEMICONDUCTOR AND CAPACITOR-1.77%
  85,600  Intel Corp..................................................     1,720,099     5,253,700
                                                                        ------------  ------------
          FINANCE COMPANIES-4.73%
  66,500  Federal National Mortgage Association.......................     2,327,500     6,342,437
 132,288  Green Tree Financial Corp...................................     3,472,611     7,705,776
                                                                        ------------  ------------
                                                                           5,800,111    14,048,213
                                                                        ------------  ------------
          HEALTH CARE SERVICES-4.92%
  87,400  Columbia/HCA Healthcare
            Corp. (e).................................................     3,383,784     4,107,800
  45,700  PacifiCare Health Systems, Inc. Class B (a)(e)..............     2,200,047     2,616,325
 169,000  U.S. HealthCare, Inc........................................     5,770,188     5,408,000
  58,600  United Healthcare Corp......................................     2,063,033     2,475,850
                                                                        ------------  ------------
                                                                          13,417,052    14,607,975
                                                                        ------------  ------------
          HOTEL AND MOTEL-1.34%
 115,500  Mirage Resorts, Inc. (a)....................................     2,603,580     3,970,313
                                                                        ------------  ------------
          LEISURE TIME-AMUSEMENTS-1.30%
  69,000  Disney (Walt) Co............................................     3,808,155     3,872,625
                                                                        ------------  ------------
          MEDICAL SUPPLIES-2.32%
  73,200  Medtronic, Inc. (and rights)................................     1,699,325     6,908,250
                                                                        ------------  ------------

                                                                                         Market
 Shares                                                                   Cost (b)     Value (c)
--------                                                                ------------  ------------
          MISCELLANEOUS-2.54%
 221,100  CUC International, Inc. (a).................................  $  3,676,989  $  7,545,038
                                                                        ------------  ------------
          OFFICE EQUIPMENT AND SUPPLIES-6.94%
 355,000  Silicon Graphics, Inc. (a)(e)...............................     4,616,121    14,998,750
  90,400  Tandy Corp..................................................     3,906,654     5,616,100
                                                                        ------------  ------------
                                                                           8,522,775    20,614,850
                                                                        ------------  ------------
          PUBLISHING-1.03%
  49,800  Scholastic Corp. (a)(e).....................................     2,539,082     3,050,250
                                                                        ------------  ------------
          RETAIL-DEPARTMENT STORES-2.66%
  95,200  Kohl's Corp. (a)............................................     3,718,455     4,474,400
 139,600  Wal-Mart Stores, Inc........................................       978,984     3,437,650
                                                                        ------------  ------------
                                                                           4,697,439     7,912,050
                                                                        ------------  ------------
          RETAIL-MISCELLANEOUS-10.03%
 128,200  AutoZone, Inc. (a)(e).......................................     2,473,408     3,445,375
 167,166  Home Depot, Inc.............................................     2,307,584     6,665,744
  86,000  Lowe's Companies, Inc. (e)..................................     1,719,275     2,859,500
 236,025  Office Depot, Inc. (a)(e)...................................     1,806,806     7,346,278
 141,000  Pep Boys Manny Moe & Jack...................................     2,606,629     3,877,500
 148,000  Price/Costco, Inc. (a)......................................     2,840,050     2,497,500
  90,700  Talbots (The), Inc..........................................     2,322,008     3,129,150
                                                                        ------------  ------------
                                                                          16,075,760    29,821,047
                                                                        ------------  ------------
          TELECOMMUNICATIONS-14.43%
  96,300  Cisco Systems, Inc. (a).....................................     2,387,013     6,319,688
 284,000  Ericsson (L.M.) Telephone Co. Class B ADR (e)...............     3,485,342     6,070,500
 207,400  General Instrument Corp. (a)(e).............................     5,296,662     7,570,100
 164,000  Motorola, Inc...............................................     3,982,540    12,259,000
  77,400  Nokia Corp. ADR (e).........................................     1,582,311     5,369,625
 114,000  Tellabs, Inc. (a)...........................................     3,071,808     5,329,500
                                                                        ------------  ------------
                                                                          19,805,676    42,918,413
                                                                        ------------  ------------
          TELEPHONE SERVICES-2.50%
 220,450  Worldcom, Inc. (a)(e).......................................     2,346,825     7,426,409
                                                                        ------------  ------------
          TOYS-4.32%
 442,675  Mattel, Inc.................................................     3,496,886    12,837,575
                                                                        ------------  ------------
          UTILITIES-TELEPHONE-3.02%
 128,000  Air Touch Communications, Inc. (a)..........................     3,299,050     4,160,000
 115,000  Vodafone Group plc ADR (e)..................................     3,649,723     4,815,625
                                                                        ------------  ------------
                                                                           6,948,773     8,975,625
                                                                        ------------  ------------
          TOTAL COMMON STOCKS.........................................  $125,936,869  $250,068,245
                                                                        ------------  ------------
                                                                        ------------  ------------

PREFERRED STOCKS-0.44%

--------------------------------------------------------------------------------
                                                                                 Market
Shares                                                               Cost (b)  Value (c)
-------                                                              --------  ----------
       BROADCASTING-0.44%
64,800 News Corp., Ltd. (The) Preferred ADR (e)....................  $989,913  $1,312,200
                                                                     --------  ----------

U.S. GOVERNMENT SECURITIES-8.48%

--------------------------------------------------------------------------------
 Principal                                                                                 Market
   Amount                                                                   Cost (b)     Value (c)
------------                                                              ------------  ------------
            U.S. TREASURY SECURITIES-8.48%
            NOTES:
$25,000,000 9.50% 1995 (e)..............................................  $ 25,507,812  $ 25,195,300
                                                                          ------------  ------------
            TOTAL LONG-TERM INVESTMENTS.................................  $152,434,594  $276,575,745
                                                                          ------------  ------------
                                                                          ------------  ------------

SHORT-TERM INVESTMENTS-6.72%

--------------------------------------------------------------------------------
 Principal                                                                   Market
   Amount                                                                  Value (c)
------------                                                              ------------
            BANKS-3.85%
$11,430,802 First Trust Money Market Variable Rate Time Deposit, Current
              rate -- 5.66%.............................................  $ 11,430,802
                                                                          ------------
            DIVERSIFIED FINANCE-0.52%
  1,551,000 Associates Corp. Master Variable Rate Note, Current
              rate -- 5.79%.............................................     1,551,000
                                                                          ------------
            U.S. OTHER DIRECT FEDERAL OBLIGATIONS-2.35%
  7,000,000 Federal Home Loan Bank, 5.72%, 9-6-1995.....................     6,993,432
                                                                          ------------
            TOTAL SHORT-TERM INVESTMENTS................................    19,975,234
                                                                          ------------
            TOTAL INVESTMENTS IN SECURITIES (COST: $172,409,828) (B)....  $296,550,979
                                                                          ------------
                                                                          ------------

 (a) Presently not paying dividend income.
 (b) At August 31, 1995, the cost of securities for federal income tax purposes was $172,409,828 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $126,528,996
Unrealized depreciation.....................................    (2,387,845)
--------------------------------------------------------------------------
Net unrealized appreciation.................................  $124,141,151
--------------------------------------------------------------------------

 (c) See Note A of accompanying Notes to Financial Statements regarding valuation of securities
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.00% of net assets as of August 31, 1995.
 (e) Security is fully or partially on loan at August 31, 1995. See Note A of accompanying Notes to Financial Statements.

FORTIS FIDUCIARY FUND, INC.
Schedule of Investments
August 31, 1995

COMMON STOCKS-83.94%

--------------------------------------------------------------------------------
                                                                                      Market
Shares                                                                  Cost (b)     Value (c)
-------                                                                -----------  -----------
         BROADCASTING-1.04%
 30,000  News Corp., Ltd. ADR (The) (d)..............................  $   568,584  $   682,500
                                                                       -----------  -----------
         BUSINESS SERVICES AND SUPPLIES-5.62%
 19,200  First Data Corp. (d)........................................      642,885    1,120,800
  7,700  First Financial Management Corp.............................      500,089      693,963
 37,000  MBNA Corp...................................................      805,564    1,313,500
 26,300  Sensormatic Electronics Corp................................      772,579      552,300
                                                                       -----------  -----------
                                                                         2,721,117    3,680,563
                                                                       -----------  -----------
         COMPUTER-HARDWARE-0.67%
 10,000  Ceridian Corp. (a)..........................................      453,552      437,500
                                                                       -----------  -----------
         COMPUTER-SOFTWARE-12.44%
 31,800  BMC Software, Inc. (a)......................................      877,274    1,355,475
 14,300  Computer Associates International, Inc......................      838,898      993,850
 35,000  EMC Corp. (a)...............................................      702,100      717,500
 24,900  Microsoft Corp. (a).........................................      315,565    2,303,250
 69,000  Oracle Corp. (a)............................................      369,400    2,768,625
                                                                       -----------  -----------
                                                                         3,103,237    8,138,700
                                                                       -----------  -----------
         ELECTRONIC-CONTROLS AND EQUIPMENT-2.65%
 16,700  Applied Materials, Inc. (a).................................      665,585    1,736,800
                                                                       -----------  -----------
         ELECTRONIC-SEMICONDUCTOR AND CAPACITOR-1.59%
 17,000  Intel Corp..................................................      169,647    1,043,375
                                                                       -----------  -----------
         FINANCE COMPANIES-4.43%
 14,800  Federal National Mortgage Association.......................      518,000    1,411,550
 25,472  Green Tree Financial Corp...................................      669,081    1,483,744
                                                                       -----------  -----------
                                                                         1,187,081    2,895,294
                                                                       -----------  -----------
         HEALTH CARE SERVICES-3.76%
 18,200  Columbia/HCA Healthcare Corp. (d)...........................      693,906      855,400
  9,300  PacifiCare Health Systems, Inc. Class B (a)(d)..............      437,120      532,425
 18,000  U.S. HealthCare, Inc........................................      662,892      576,000
 11,800  United Healthcare Corp......................................      366,076      498,550
                                                                       -----------  -----------
                                                                         2,159,994    2,462,375
                                                                       -----------  -----------
         HOTEL AND MOTEL-2.18%
 14,000  Harrah's Entertainment, Inc. (a)............................      490,295      446,250
 24,250  Mirage Resorts, Inc. (a)....................................      546,510      833,594
  7,000  Promus Hotel Corp. (a)......................................      204,105      144,375
                                                                       -----------  -----------
                                                                         1,240,910    1,424,219
                                                                       -----------  -----------
         LEISURE TIME-AMUSEMENTS-1.24%
 14,500  Disney (Walt) Co............................................      800,040      813,812
                                                                       -----------  -----------
         MEDICAL SUPPLIES-2.02%
 14,000  Medtronic, Inc. (and rights)................................      334,290    1,321,250
                                                                       -----------  -----------

                                                                                      Market
Shares                                                                  Cost (b)     Value (c)
-------                                                                -----------  -----------
         MISCELLANEOUS-2.25%
 43,050  CUC International, Inc. (a).................................  $   715,911  $ 1,469,081
                                                                       -----------  -----------
         OFFICE EQUIPMENT AND SUPPLIES-9.47%
 14,000  Compaq Computer Corp. (a)...................................      540,120      668,500
 68,000  Silicon Graphics, Inc. (a)(d)...............................      883,616    2,873,000
 35,600  Sterling Software, Inc. (a).................................      650,231    1,588,650
 17,100  Tandy Corp..................................................      745,927    1,062,338
                                                                       -----------  -----------
                                                                         2,819,894    6,192,488
                                                                       -----------  -----------
         PUBLISHING-0.90%
  9,600  Scholastic Corp. (a)........................................      489,198      588,000
                                                                       -----------  -----------
         RETAIL-DEPARTMENT STORES-2.35%
 18,500  Kohl's Corp. (a)............................................      722,598      869,500
 27,200  Wal-Mart Stores, Inc........................................      206,975      669,800
                                                                       -----------  -----------
                                                                           929,573    1,539,300
                                                                       -----------  -----------
         RETAIL-MISCELLANEOUS-9.19%
 25,000  AutoZone, Inc. (a)(d).......................................      482,350      671,875
 30,833  Home Depot, Inc.............................................      436,457    1,229,466
 18,000  Lowe's Companies, Inc. (d)..................................      360,214      598,500
 46,350  Office Depot, Inc. (a)(d)...................................      351,521    1,442,644
 31,900  Pep Boys Manny Moe & Jack...................................      589,736      877,250
 28,000  Price/Costco, Inc. (a)......................................      560,434      472,500
 20,800  Talbots (The), Inc..........................................      533,296      717,600
                                                                       -----------  -----------
                                                                         3,314,008    6,009,835
                                                                       -----------  -----------
         TELECOMMUNICATIONS-14.19%
 21,600  Cisco Systems, Inc. (a).....................................      535,865    1,417,500
 64,000  Ericsson (L.M.) Telephone Co. Class B ADR (d)...............      765,326    1,368,000
 43,800  General Instrument Corp. (a)(d).............................    1,122,803    1,598,700
 38,000  Motorola, Inc...............................................      921,452    2,840,500
 16,200  Nokia Corp. ADR.............................................      331,126    1,123,875
 20,000  Tellabs, Inc. (a)...........................................      536,591      935,000
                                                                       -----------  -----------
                                                                         4,213,163    9,283,575
                                                                       -----------  -----------
         TELEPHONE SERVICES-2.58%
 50,054  Worldcom, Inc. (a)(d).......................................      526,188    1,686,194
                                                                       -----------  -----------
         TOYS-4.05%
 91,406  Mattel, Inc.................................................      734,778    2,650,774
                                                                       -----------  -----------
         UTILITIES-TELEPHONE-1.32%
 26,500  Air Touch Communications, Inc. (a)..........................      678,290      861,250
                                                                       -----------  -----------
         TOTAL COMMON STOCKS.........................................  $27,825,040  $54,916,885
                                                                       -----------  -----------
                                                                       -----------  -----------

PREFERRED STOCKS-0.46%

--------------------------------------------------------------------------------
                                                                                      Market
Shares                                                                  Cost (b)     Value (c)
-------                                                                -----------  -----------
         BROADCASTING-0.46%
15,000   News Corp., Ltd. (The) Preferred ADR........................  $  246,006   $  303,750
                                                                       -----------  -----------
         TOTAL LONG-TERM INVESTMENTS.................................  $28,071,046  $55,220,635
                                                                       -----------  -----------
                                                                       -----------  -----------

SHORT-TERM INVESTMENTS-15.63%

--------------------------------------------------------------------------------
Principal                                                                   Market
  Amount                                                                   Value (c)
----------                                                                -----------
            BANKS-4.47%
$2,925,941  First Trust Money Market Variable Rate Time Deposit, Current
              rate -- 5.66%.............................................  $2,925,941
                                                                          -----------
            DIVERSIFIED FINANCE-2.16%
1,410,000   Associates Corp. Master Variable Rate Note, Current
              rate -- 5.79%.............................................   1,410,000
                                                                          -----------
            U.S. OTHER DIRECT FEDERAL OBLIGATIONS-9.00%
5,900,000   Federal Home Loan Bank, 5.74%, 9-12-1995....................   5,888,888
                                                                          -----------
            TOTAL SHORT-TERM INVESTMENTS................................  10,224,829
                                                                          -----------
            TOTAL INVESTMENTS IN SECURITIES (COST: $38,295,875) (B).....  $65,445,464
                                                                          -----------
                                                                          -----------

 (a) Presently not paying dividend income.
 (b) At August 31, 1995, the cost of securities for federal income tax purposes was $38,295,875 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $27,690,232
Unrealized depreciation.....................................     (540,643)
-------------------------------------------------------------------------
Net unrealized appreciation.................................  $27,149,589
-------------------------------------------------------------------------

 (c) See Note A of accompanying Notes to Financial Statements regarding valuation of securities
 (d) Security is fully or partially on loan at August 31, 1995. See Note A of accompanying Notes to Financial Statements.
 (e) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.32% of net assets as of August 31, 1995.

FORTIS GROWTH FUND, INC.
Schedule of Investments
August 31, 1995

COMMON STOCKS-88.49%

--------------------------------------------------------------------------------
                                                                                         Market
 Shares                                                                   Cost (b)     Value (c)
--------                                                                ------------  ------------
          APPAREL-0.24%
  49,000  Tommy Hilfiger Corp. (a)....................................  $    992,250  $  1,641,500
                                                                        ------------  ------------
          BIOMEDICS, GENETICS RESEARCH AND DEVELOPMENT-0.98%
 121,000  Biogen, Inc. (a)............................................     6,468,954     6,624,750
                                                                        ------------  ------------
          BROADCASTING-0.31%
  32,000  America Online, Inc. (a)....................................     1,342,350     2,108,000
                                                                        ------------  ------------
          BUSINESS SERVICES AND SUPPLIES-1.67%
  79,000  First Financial Management Corp.............................     5,072,958     7,119,875
 202,800  Sensormatic Electronics Corp................................     6,477,106     4,258,800
                                                                        ------------  ------------
                                                                          11,550,064    11,378,675
                                                                        ------------  ------------
          COMPUTER-SOFTWARE-17.84%
 337,600  BMC Software, Inc. (a)......................................     6,110,120    14,390,200
 405,000  EMC Corp. (a)...............................................     8,354,557     8,302,500
  74,000  HBO & Co....................................................     2,726,840     4,070,000
 954,000  Informix Corp. (a)..........................................    10,102,124    26,712,000
 269,650  Microsoft Corp. (a).........................................     7,934,830    24,942,625
 771,400  Oracle Corp. (a)............................................     4,227,686    30,952,425
 216,500  Parametric Technology Corp. (a).............................     6,327,022    11,961,625
                                                                        ------------  ------------
                                                                          45,783,179   121,331,375
                                                                        ------------  ------------
          DRUGS-0.19%
  28,400  Forest Laboratories, Inc. (a)...............................     1,247,867     1,270,900
                                                                        ------------  ------------
          ELECTRONIC-COMMUNICATION SECURITY-2.67%
 204,000  ADC Telecommunications, Inc. (a)............................     6,637,777     7,905,000
 210,000  Qualcomm, Inc. (a)..........................................     8,068,746    10,237,500
                                                                        ------------  ------------
                                                                          14,706,523    18,142,500
                                                                        ------------  ------------
          ELECTRONIC-CONTROLS AND EQUIPMENT-6.38%
 540,000  American Power Conversion Corp. (a)                              7,868,504     9,045,000
  53,000  Applied Materials, Inc. (a).................................     5,503,732     5,512,000
 230,900  Lam Research Corp. (a)......................................     7,814,131    13,911,725
 420,600  Solectron Corp. (a).........................................    11,676,729    14,931,300
                                                                        ------------  ------------
                                                                          32,863,096    43,400,025
                                                                        ------------  ------------
          ELECTRONIC-SEMICONDUCTOR AND CAPACITOR-5.37%
 190,000  Cypress Semiconductor Corp. (a).............................     5,570,112     8,668,750
 191,000  Intel Corp..................................................     4,058,639    11,722,625
 210,000  Micron Technology, Inc......................................     5,814,005    16,143,750
                                                                        ------------  ------------
                                                                          15,442,756    36,535,125
                                                                        ------------  ------------
          FINANCE COMPANIES-3.49%
 213,000  Franklin Resources, Inc.....................................     2,787,446    11,715,000
 523,700  Mercury Finance Co..........................................     8,620,416    11,979,637
                                                                        ------------  ------------
                                                                          11,407,862    23,694,637
                                                                        ------------  ------------
          HEALTH CARE SERVICES-4.56%
 116,000  Medaphis Corp. (a)..........................................     3,306,728     2,682,500
 130,000  Oxford Health Plans, Inc. (a)...............................     5,739,244     6,370,000
 104,900  PacifiCare Health Systems, Inc. Class B (a).................     4,548,720     6,005,525
 188,000  U.S. HealthCare, Inc........................................     6,731,514     6,016,000
 142,000  United Healthcare Corp......................................     5,157,262     5,999,500

                                                                                         Market
 Shares                                                                   Cost (b)     Value (c)
--------                                                                ------------  ------------
 134,000  Vencor, Inc. (a)............................................  $  4,199,635  $  3,969,750
                                                                        ------------  ------------
                                                                          29,683,103    31,043,275
                                                                        ------------  ------------
          HOTEL AND MOTEL-0.89%
 144,200  Harrah's Entertainment, Inc. (a)............................     3,025,850     4,596,375
  72,100  Promus Hotel Corp. (a)......................................     1,259,630     1,487,062
                                                                        ------------  ------------
                                                                           4,285,480     6,083,437
                                                                        ------------  ------------
          MACHINERY-OIL AND WELL-1.09%
 290,000  Petroleum Geo Services A/S ADS (a)                               6,961,011     7,431,250
                                                                        ------------  ------------
          MISCELLANEOUS-2.27%
 452,100  CUC International, Inc. (a).................................     7,844,614    15,427,913
                                                                        ------------  ------------
          OFFICE EQUIPMENT AND SUPPLIES-1.30%
 185,000  Compaq Computer Corp. (a)...................................     6,907,330     8,833,750
                                                                        ------------  ------------
          PUBLISHING-1.07%
 118,800  Scholastic Corp. (a)........................................     6,053,565     7,276,500
                                                                        ------------  ------------
          RESTAURANTS AND FRANCHISING-3.93%
 443,300  Lone Star Steakhouse & Saloon, Inc. (a).....................     6,776,715    17,787,413
 277,800  Outback Steakhouse, Inc. (a)................................     4,236,044     8,959,050
                                                                        ------------  ------------
                                                                          11,012,759    26,746,463
                                                                        ------------  ------------
          RETAIL-DEPARTMENT STORES-1.58%
 117,600  Kohl's Corp. (a)............................................     3,779,664     5,527,200
 210,800  Wal-Mart Stores, Inc........................................     1,494,008     5,190,950
                                                                        ------------  ------------
                                                                           5,273,672    10,718,150
                                                                        ------------  ------------
          RETAIL-MISCELLANEOUS-7.32%
 197,300  Barnes & Noble, Inc. (a)....................................     4,940,859     7,719,363
 273,749  Home Depot, Inc.............................................     1,678,473    10,915,741
 190,000  Lowe's Companies, Inc.......................................     7,121,922     6,317,500
 497,850  Office Depot, Inc. (a)......................................     4,497,152    15,495,581
 363,000  Staples, Inc. (a)...........................................     6,644,860     9,301,875
                                                                        ------------  ------------
                                                                          24,883,266    49,750,060
                                                                        ------------  ------------
          TELECOMMUNICATIONS-20.48%
 967,200  3Com Corp. (a)..............................................     3,915,191    37,720,800
 454,000  Cisco Systems, Inc. (a).....................................     1,600,855    29,793,750
 373,600  DSC Communications Corp. (a)................................    11,883,884    19,614,000
 107,000  MFS Communications Co. (a)..................................     4,581,250     4,734,750
 131,000  Motorola, Inc...............................................     7,164,790     9,792,250
  50,000  Nokia Corp. ADR.............................................     3,485,635     3,468,750
 730,000  Tellabs, Inc. (a)...........................................     8,326,156    34,127,500
                                                                        ------------  ------------
                                                                          40,957,761   139,251,800
                                                                        ------------  ------------
          TELEPHONE SERVICES-4.86%
 353,000  Mobile Telecommunications Technologies Corp. (a)............     7,662,202    10,854,750
 187,000  Paging Network, Inc. (a)....................................     5,656,750     7,386,500
 440,000  Worldcom, Inc. (a)..........................................    10,109,381    14,822,500
                                                                        ------------  ------------
                                                                          23,428,333    33,063,750
                                                                        ------------  ------------
          TOTAL COMMON STOCKS.........................................  $309,095,795  $601,753,835
                                                                        ------------  ------------
                                                                        ------------  ------------

SHORT-TERM INVESTMENTS-11.43%

--------------------------------------------------------------------------------
 Principal                                                                    Market
  Amount                                                                    Value (c)
-----------                                                                ------------
             BANKS-4.64%
$31,546,000  First Trust Money Market Variable Rate Time Deposit, Current
               rate -- 5.66%.............................................  $ 31,546,000
                                                                           ------------
             DIVERSIFIED FINANCE-0.18%
 1,242,000   Associates Corp. Master Variable Rate Note, Current
               rate -- 5.79%.............................................     1,242,000
                                                                           ------------
             U.S. OTHER DIRECT FEDERAL OBLIGATIONS-6.61%
 9,000,000   Federal Farm Credit Bank, 5.72%, 9-7-1995...................     8,990,148
16,000,000   Federal Home Loan Bank, 5.72%, 9-7-1995.....................    15,982,484
20,000,000   Federal Farm Credit Bank, 5.76%, 9-5-1995...................    19,984,278
                                                                           ------------
                                                                             44,956,910
                                                                           ------------
             TOTAL SHORT-TERM INVESTMENTS................................    77,744,910
                                                                           ------------
             TOTAL INVESTMENTS IN SECURITIES (COST: $386,840,705) (B)....  $679,498,745
                                                                           ------------
                                                                           ------------

 (a) Presently not paying dividend income.
 (b) At August 31, 1995, the cost of securities for federal income tax purposes was $386,840,705 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $298,996,874
Unrealized depreciation.....................................    (6,338,834)
--------------------------------------------------------------------------
Net unrealized appreciation.................................  $292,658,040
--------------------------------------------------------------------------

 (c) See Note A of accompanying Notes to Financial Statements regarding valuation of securities
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 1.60% of net assets as of August 31, 1995.

FORTIS ADVANTAGE CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments
August 31, 1995

COMMON STOCKS-93.79%

--------------------------------------------------------------------------------
                                                                                       Market
 Shares                                                                  Cost (b)     Value (c)
--------                                                                -----------  -----------
          BROADCASTING-1.75%
  25,000  America Online, Inc. (a)(e).................................  $   214,061  $ 1,646,875
                                                                        -----------  -----------
          BUSINESS SERVICES AND SUPPLIES-4.66%
 120,000  Acxiom Corp. (a)............................................      738,750    3,225,000
  45,500  Landmark Graphics Corp. (a).................................    1,282,606    1,160,250
                                                                        -----------  -----------
                                                                          2,021,356    4,385,250
                                                                        -----------  -----------
          COMPUTER-SOFTWARE-17.65%
  16,000  Cerner Corp. (a)(e).........................................      378,000      548,000
  30,000  FSI International, Inc. (a).................................      854,166    1,057,500
  23,000  FTP Software, Inc. (a)(e)...................................      720,843      534,750
 104,000  Informix Corp. (a)(e).......................................      604,875    2,912,000
 100,000  Input/Output, Inc. (a)......................................      556,250    3,725,000
  36,000  Legato Systems, Inc. (a)....................................      898,500      846,000
  20,000  Macromedia, Inc. (a)........................................      768,798      995,000
  15,000  Medic Computer Systems, Inc. (a)............................      721,680      660,000
  25,000  Network General Corp. (a)...................................      730,268      879,687
  31,000  Parametric Technology Corp. (a).............................      304,238    1,712,750
  24,900  Synopsys, Inc. (a)(e).......................................      857,600    1,444,200
  41,000  System Software Associates, Inc.............................      807,700    1,294,062
                                                                        -----------  -----------
                                                                          8,202,918   16,608,949
                                                                        -----------  -----------
          CONSTRUCTION-2.10%
  60,000  Fastenal Co. (e)............................................      356,875    1,980,000
                                                                        -----------  -----------
          ELECTRONIC-COMMUNICATION SECURITY-1.26%
  30,500  ADC Telecommunications, Inc. (a)............................      980,237    1,181,875
                                                                        -----------  -----------
          ELECTRONIC-CONTROLS AND EQUIPMENT-5.82%
  41,700  Benchmark Electronics, Inc. (a).............................    1,009,517    1,172,812
  33,000  StrataCom, Inc. (a)(e)......................................      820,875    1,617,000
  68,000  Ultratech Stepper, Inc. (a).................................      901,875    2,686,000
                                                                        -----------  -----------
                                                                          2,732,267    5,475,812
                                                                        -----------  -----------
          ELECTRONIC-DEFENSE-1.02%
  30,000  Trimble Navigation Limited (a)..............................      876,000      963,750
                                                                        -----------  -----------
          ELECTRONIC-SEMICONDUCTOR AND CAPACITOR-10.90%
  18,750  Alliance Semiconductor, Corp. (a)(e)........................      606,465      733,594
  23,500  Integrated Device Technology, Inc. (a)......................      949,500    1,354,188
  23,500  Integrated Silicon
            Solutions, Inc. (a)(e)....................................      981,408    1,169,125
  30,000  Paradigm Technology, Inc. (a)(e)............................      964,170      990,000
  59,000  Unitrode Corp. (a)..........................................    1,129,256    1,770,000
  99,000  Xilinx, Inc. (a)............................................    1,285,926    4,244,625
                                                                        -----------  -----------
                                                                          5,916,725   10,261,532
                                                                        -----------  -----------
          HEALTH CARE SERVICES-7.05%
   7,000  American Oncology
            Resources, Inc. (a).......................................      147,000      264,250
  43,000  Genesis Health Ventures, Inc. (a)(e)........................      773,603    1,359,875
  40,000  Health Care & Retirement Corp. (a)..........................      340,000    1,260,000
  17,400  Healthsource, Inc. (a)......................................      698,436      696,000
  14,000  Medaphis Corp. (a)(e).......................................      399,324      323,750
  53,000  Medpartners, Inc. (a)(e)....................................    1,109,284    1,470,750
  30,000  Omnicare, Inc. (e)..........................................      592,500      997,500

                                                                                       Market
 Shares                                                                  Cost (b)     Value (c)
--------                                                                -----------  -----------
  17,000  Summit Medical Systems, Inc. (a)(e).........................  $   153,000  $   263,500
                                                                        -----------  -----------
                                                                          4,213,147    6,635,625
                                                                        -----------  -----------
          LEISURE TIME-AMUSEMENTS-1.36%
  45,000  Hollywood Entertainment Corp. (a)(e)........................      763,275    1,282,500
                                                                        -----------  -----------
          MACHINERY-OIL AND WELL-1.63%
  60,000  Petroleum Geo Services A/S ADS (a)..........................    1,003,250    1,537,500
                                                                        -----------  -----------
          MEDICAL SUPPLIES-1.87%
  60,000  Steris Corp. (a)............................................    1,067,130    1,762,500
                                                                        -----------  -----------
          OFFICE EQUIPMENT AND SUPPLIES-4.12%
  31,000  Avid Technology, Inc. (a)(e)................................      692,825    1,232,250
  40,000  Franklin Electronic Publishers, Inc. (a)....................      977,760    1,205,000
  32,200  Sterling Software, Inc. (a).................................      604,985    1,436,925
                                                                        -----------  -----------
                                                                          2,275,570    3,874,175
                                                                        -----------  -----------
          PRINTING-0.46%
  14,000  Indigo NV (a)(e)............................................      540,946      430,500
                                                                        -----------  -----------
          RECREATION EQUIPMENT-1.45%
  87,800  Callaway Golf Co. (e).......................................      793,888    1,360,900
                                                                        -----------  -----------
          RESTAURANTS AND FRANCHISING-7.86%
  67,300  Applebees International, Inc. (e)...........................    1,201,960    2,019,000
  39,000  Cheesecake Factory, Inc. (a)................................    1,076,184    1,116,375
  81,200  Lone Star Steakhouse & Saloon, Inc. (a)(e)..................      356,925    3,258,150
  25,000  Papa John's International, Inc. (a)(e)......................      720,625    1,000,000
                                                                        -----------  -----------
                                                                          3,355,694    7,393,525
                                                                        -----------  -----------
          RETAIL-MISCELLANEOUS-12.38%
  73,000  Authentic Fitness Corp......................................      862,723    1,615,125
  40,000  Bed, Bath & Beyond, Inc. (a)(e).............................      455,000    1,092,500
  72,000  Books-A-Million, Inc. (a)(e)................................      991,814    1,197,000
  72,900  Corporate Express, Inc. (a)(e)..............................      777,600    1,704,038
  42,000  Gymboree Corp. (a)(e).......................................      993,000    1,249,500
  50,000  Micro Warehouse, Inc. (a)(e)................................      512,500    2,387,500
  33,000  Sunglass Hut International, Inc. (a)(e).....................      941,203    1,402,500
  38,000  West Marine, Inc. (a).......................................      732,813      997,500
                                                                        -----------  -----------
                                                                          6,266,653   11,645,663
                                                                        -----------  -----------
          TELECOMMUNICATIONS-3.95%
  38,800  Cisco Systems, Inc. (a).....................................      327,552    2,546,250
  26,500  MFS Communications Co. (a)..................................    1,039,978    1,172,625
                                                                        -----------  -----------
                                                                          1,367,530    3,718,875
                                                                        -----------  -----------
          TRANSPORTATION-0.51%
  25,000  American Freightways Corp. (a)..............................      385,938      484,375
                                                                        -----------  -----------
          UTILITIES-TELEPHONE-3.86%
  45,000  IntelCom Group, Inc. (a)....................................      644,000      585,000
  55,000  LCI International, Inc. (a)(e)..............................      894,300    2,193,125
  54,000  MIDCOM Communications, Inc. (a).............................      712,125      850,500
                                                                        -----------  -----------
                                                                          2,250,425    3,628,625
                                                                        -----------  -----------
          WASTE DISPOSAL-2.13%
  51,700  United Waste System, Inc. (a)...............................    1,158,950    2,003,375
                                                                        -----------  -----------
          TOTAL COMMON STOCKS.........................................  $46,742,835  $88,262,181
                                                                        -----------  -----------
                                                                        -----------  -----------

SHORT-TERM INVESTMENTS-6.16%

--------------------------------------------------------------------------------
Principal                                                                   Market
  Amount                                                                   Value (c)
----------                                                                -----------
            BANKS-2.61%
$2,453,064  First Trust Money Market Variable Rate Time Deposit, Current
              rate -- 5.66%.............................................  $2,453,064
                                                                          -----------
            DIVERSIFIED FINANCE-0.16%
  154,000   Associates Corp. Master Variable Rate Note, Current
              rate -- 5.79%.............................................     154,000
                                                                          -----------
            U.S. OTHER DIRECT FEDERAL OBLIGATIONS-3.39%
3,200,000   Federal Home Loan Bank, 5.74%, 9-18-1995....................   3,190,976
                                                                          -----------
            TOTAL SHORT-TERM INVESTMENTS................................   5,798,040
                                                                          -----------
            TOTAL INVESTMENTS IN SECURITIES (COST: $52,540,875) (B).....  $94,060,221
                                                                          -----------
                                                                          -----------

 (a) Presently not paying dividend income.
 (b) At August 31, 1995, the cost of securities for federal income tax purposes was $52,540,875 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $42,295,250
Unrealized depreciation.....................................     (775,904)
-------------------------------------------------------------------------
Net unrealized appreciation.................................  $41,519,346
-------------------------------------------------------------------------

 (c) See Note A of accompanying Notes to Financial Statements regarding valuation of securities
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 2.09% of net assets as of August 31, 1995.
 (e) Security is fully or partially on loan at August 31, 1995. See Note A of accompanying Notes to Financial Statements.

Statements of Assets and Liabilities

August 31, 1995

--------------------------------------------------------------------------------
                                                       FORTIS                                                 FORTIS
                                                     ADVANTAGE                                              ADVANTAGE
                                                       ASSET         FORTIS       FORTIS        FORTIS       CAPITAL
                                                     ALLOCATION     CAPITAL      FIDUCIARY      GROWTH     APPRECIATION
                                                     PORTFOLIO        FUND         FUND          FUND       PORTFOLIO
                                                    ------------  ------------  -----------  ------------  ------------
ASSETS:
  Investments in securities, as detailed in the
    accompanying schedules, at market (cost
    $109,000,770; $172,409,828; $38,295,875;
    $386,840,705; and$52,540,875; respectively)
    (Note A)......................................  $138,565,720  $296,550,979  $65,445,464  $679,498,745  $ 94,060,221
  Cash on deposit with custodian..................            --           799         289            761        19,950
  Collateral for securities lending transactions
    (Note A)......................................    25,403,427    77,200,014  11,098,986             --    33,008,900
  Receivables
    Investment securities sold....................     3,095,760            --          --        756,583            --
    Interest and dividends........................       856,090       790,493      29,278        184,367        16,952
    Subscriptions of capital stock................        21,484        50,853       2,429        117,181        96,480
  Deferred registration costs (Note A)............        25,187        29,297      21,952         38,598        23,729
  Prepaid expenses................................           294           566           8          2,161            --
                                                    ------------  ------------  -----------  ------------  ------------
TOTAL ASSETS......................................   167,967,962   374,623,001  76,598,406    680,598,396   127,226,232
                                                    ------------  ------------  -----------  ------------  ------------
LIABILITIES:
  Bank overdraft..................................        72,113            --          --             --            --
  Payable upon return of securities loaned (Note
    A)............................................    25,403,427    77,200,014  11,098,986             --    33,008,900
  Payable for investment securities purchased.....     3,252,813            --          --             --            --
  Redemptions of capital stock....................        31,306            --          --         58,579        25,350
  Payable for investment advisory and management
    fees..........................................       110,491       214,675      55,338        437,929        78,547
  Payable for distribution fees...................         3,600         4,295         983          9,558         2,365
  Accounts payable and accrued expenses...........        10,293        18,052      22,451         30,326         9,434
                                                    ------------  ------------  -----------  ------------  ------------
TOTAL LIABILITIES.................................    28,884,043    77,437,036  11,177,758        536,392    33,124,596
                                                    ------------  ------------  -----------  ------------  ------------
NET ASSETS:
  Net proceeds of capital stock, par value $.01
    per share*....................................   105,935,333   172,763,353  37,762,476    352,523,835    51,860,897
  Unrealized appreciation of investments..........    29,564,950   124,141,151  27,149,589    292,658,040    41,519,346
  Undistributed net investment income.............       772,587       281,461          --             --            --
  Accumulated net realized gain (loss) from the
    sale of investments...........................     2,811,049            --     508,584     34,880,129       721,393
                                                    ------------  ------------  -----------  ------------  ------------
TOTAL NET ASSETS..................................  $139,083,919  $297,185,965  $65,420,649  $680,062,004  $ 94,101,636
                                                    ------------  ------------  -----------  ------------  ------------
                                                    ------------  ------------  -----------  ------------  ------------
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
  Class A shares (based on net assets of
    $132,938,523; $291,262,852; $63,194,913;
    $670,752,599; and $90,918,223; respectively
    and 8,049,167; 13,728,864; 1,777,926;
    20,537,904; 2,964,190 shares outstanding;
    respectively).................................        $16.52        $21.22      $35.54         $32.66        $30.67
                                                    ------------  ------------  -----------  ------------  ------------
  Class B shares (based on net assets of $692,449;
    $1,527,021; $473,005; $2,178,800; and
    $841,251; respectively and 42,077; 72,226;
    13,381; 67,079; and 27,522 shares outstanding;
    respectively).................................        $16.46        $21.14      $35.35         $32.48        $30.57
                                                    ------------  ------------  -----------  ------------  ------------
  Class C shares (based on net assets of $777,170;
    $343,811; $272,033; $263,798; and $227,203;
    respectively and 47,355; 16,271; 7,684; 8,120;
    and 7,431 shares outstanding; respectively)...        $16.41        $21.13      $35.40         $32.49        $30.58
                                                    ------------  ------------  -----------  ------------  ------------
  Class H shares (based on net assets of
    $4,675,777; $4,052,281; $1,480,698;
    $6,866,807; and $2,114,959; respectively and
    284,416; 191,696; 41,886; 211,359; and 69,156
    shares outstanding; respectively).............        $16.44        $21.14      $35.35         $32.49        $30.58
                                                    ------------  ------------  -----------  ------------  ------------

*Authorized 10,000,000,000; 10,000,000,000; 100,000,000,000; 100,000,000,000; and 10,000,000,000 shares; respectively

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS

For the Year Ended August 31, 1995

--------------------------------------------------------------------------------
                                                       FORTIS                                                    FORTIS
                                                     ADVANTAGE                                                 ADVANTAGE
                                                       ASSET         FORTIS        FORTIS         FORTIS        CAPITAL
                                                     ALLOCATION     CAPITAL      FIDUCIARY        GROWTH      APPRECIATION
                                                     PORTFOLIO*       FUND          FUND           FUND        PORTFOLIO*
                                                    ------------  ------------  ------------   -------------  ------------
NET INVESTMENT INCOME:
  Income:
    Interest income...............................  $ 4,861,067   $ 3,082,278   $   363,487    $   5,043,537  $   414,831
    Dividend income...............................      190,652     1,158,022       217,598          706,607       24,705
    Fee income (Note A)...........................       14,486        23,444         5,525               --      105,994
                                                    ------------  ------------  ------------   -------------  ------------
  Total income....................................    5,066,205     4,263,744       586,610        5,750,144      545,530
                                                    ------------  ------------  ------------   -------------  ------------
  Expenses:
    Investment advisory and management fees (Note
      B)..........................................      997,289     2,246,268       537,646        4,517,570      627,249
    Distribution fees (Class A) (Note B)..........      459,062       638,395       132,504        1,445,503      277,984
    Distribution fees (Class B) (Note B)..........        1,865         4,949         1,325            7,773        2,261
    Distribution fees (Class C) (Note B)..........        2,372           973           717              747          621
    Distribution fees (Class H) (Note B)..........       14,020        12,454         5,586           20,264        6,676
    Registration fees.............................       54,783        58,488        51,358          107,000       57,771
    Shareholders' notices and reports.............       52,072        80,190        47,800          200,000       42,473
    Legal and auditing fees.......................       27,887        69,784        56,800           81,200       21,846
    Custodian fees................................       16,046        37,339        19,400           90,000       17,558
    Directors' fees and expenses..................        5,768        26,510        16,210           45,000        5,798
    Other.........................................        9,952        20,513         5,750           47,000        6,413
                                                    ------------  ------------  ------------   -------------  ------------
  Total expenses..................................    1,641,116     3,195,863       875,096        6,562,057    1,066,650
                                                    ------------  ------------  ------------   -------------  ------------
NET INVESTMENT INCOME (LOSS)......................    3,425,089     1,067,881      (288,486)        (811,913)    (521,120)
                                                    ------------  ------------  ------------   -------------  ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE
  A):
  Net realized gain from security transactions....    2,925,495        24,924       928,972       38,024,044    1,148,184
  Net change in unrealized appreciation of
    investments...................................   14,902,688    51,715,498    11,231,862      108,759,948   22,420,087
                                                    ------------  ------------  ------------   -------------  ------------
NET GAIN ON INVESTMENTS...........................   17,828,183    51,740,422    12,160,834      146,783,992   23,568,271
                                                    ------------  ------------  ------------   -------------  ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................  $21,253,272   $52,808,303   $11,872,348    $ 145,972,079  $23,047,151
                                                    ------------  ------------  ------------   -------------  ------------
                                                    ------------  ------------  ------------   -------------  ------------

*For the period November 1, 1994 through August 31, 1995 (Note C).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS ADVANTAGE ASSET ALLOCATION PORTFOLIO

Statements of Changes in Net Assets

--------------------------------------------------------------------------------
                                                      FOR THE
                                                     TEN-MONTH
                                                    PERIOD ENDED    FOR THE
                                                     AUGUST 31,    YEAR ENDED
                                                        1995      OCTOBER 31,
                                                      (NOTE C)        1994
                                                    ------------  ------------
OPERATIONS:
  Net investment income...........................  $  3,425,089  $  2,930,871
  Net realized gain from security transactions....     2,925,495       788,635
  Net change in unrealized appreciation
    (depreciation) of investments in securities...    14,902,688    (2,994,032)
                                                    ------------  ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................    21,253,272       725,474
                                                    ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.......................................    (3,216,965)   (2,556,356)
    Class B.......................................        (4,269)           --
    Class C.......................................        (6,010)           --
    Class H.......................................       (32,044)           --
  From net realized gains on investments
    Class A.......................................      (736,358)   (5,171,318)
    Class B.......................................          (258)           --
    Class C.......................................          (158)           --
    Class H.......................................        (1,337)           --
                                                    ------------  ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...............    (3,997,399)   (7,727,674)
                                                    ------------  ------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (934,550 and 2,102,540 shares)........    14,063,680    30,350,907
    Class B (42,825 shares).......................       660,329            --
    Class C (50,730 shares).......................       771,696            --
    Class H (290,527 shares)......................     4,432,310            --
  Proceeds from shares issued as a result of
    reinvested dividends
    Class A (247,207 and 485,931 shares)..........     3,599,514     6,992,258
    Class B (292 shares)..........................         4,448            --
    Class C (402 shares)..........................         6,160            --
    Class H (1,905 shares)........................        29,064            --
  Less cost of repurchase of shares
    Class A (1,398,564 and 1,354,658 shares)......   (20,935,112)  (19,434,221)
    Class B (1,040 shares)........................       (15,962)           --
    Class C (3,777 shares)........................       (59,287)           --
    Class H (8,016 shares)........................      (123,666)           --
                                                    ------------  ------------
NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS....................................     2,433,174    17,908,944
                                                    ------------  ------------
TOTAL INCREASE IN NET ASSETS......................    19,689,047    10,906,744
NET ASSETS:
  Beginning of period.............................   119,394,872   108,488,128
                                                    ------------  ------------
  End of period (includes undistributed net
    investment income of $772,587 and $492,397,
    respectively).................................  $139,083,919  $119,394,872
                                                    ------------  ------------
                                                    ------------  ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS CAPITAL FUND

Statements of Changes in Net Assets

--------------------------------------------------------------------------------
                                                      FOR THE       FOR THE
                                                     YEAR ENDED    YEAR ENDED
                                                     AUGUST 31,    AUGUST 31,
                                                        1995          1994
                                                    ------------  ------------
OPERATIONS:
  Net investment income...........................  $  1,067,881  $    982,470
  Net realized gain from security transactions....        24,924    10,237,114
  Net change in unrealized appreciation of
    investments in securities.....................    51,715,498    12,923,960
                                                    ------------  ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................    52,808,303    24,143,544
                                                    ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.......................................    (1,091,491)   (1,645,959)
    Class B.......................................          (147)           --
    Class C.......................................           (24)           --
    Class H.......................................          (324)           --
  From net realized gains on investments
    Class A.......................................   (10,244,029)  (18,967,588)
    Class B.......................................        (2,531)           --
    Class C.......................................           (68)           --
    Class H.......................................        (2,368)           --
                                                    ------------  ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...............   (11,340,982)  (20,613,547)
                                                    ------------  ------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (1,643,037 and 1,232,755 shares)......    30,014,520    21,693,806
    Class B (75,949 shares).......................     1,426,190            --
    Class C (16,667 shares).......................       315,873            --
    Class H (194,028 shares)......................     3,659,178            --
  Proceeds from shares issued as a result of
    reinvested dividends
    Class A (639,451 and 1,112,749 shares)........    10,561,400    19,145,433
    Class B (163 shares)..........................         2,678            --
    Class C (6 shares)............................            91            --
    Class H (138 shares)..........................         2,724            --
  Less cost of repurchase of shares
    Class A (1,940,448 and 2,551,486 shares)......   (35,907,590)  (44,961,545)
    Class B (3,886 shares)........................       (77,466)           --
    Class C (402 shares)..........................        (8,239)           --
    Class H (2,470 shares)........................       (47,144)           --
                                                    ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
  TRANSACTIONS....................................     9,942,215    (4,122,306)
                                                    ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...........    51,409,536      (592,309)
NET ASSETS:
  Beginning of year...............................   245,776,429   246,368,738
                                                    ------------  ------------
  End of year (includes undistributed net
    investment income of $285,111 and $305,566,
    respectively).................................  $297,185,965  $245,776,429
                                                    ------------  ------------
                                                    ------------  ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS FIDUCIARY FUND

Statements of Changes in Net Assets

--------------------------------------------------------------------------------
                                                       FOR THE         FOR THE
                                                     YEAR ENDED      YEAR ENDED
                                                     AUGUST 31,      AUGUST 31,
                                                        1995            1994
                                                    -------------   -------------
OPERATIONS:
  Net investment loss.............................  $   (288,486)   $   (230,294)
  Net realized gain from security transactions....       928,972       1,569,831
  Net change in unrealized appreciation of
    investments in securities.....................    11,231,862       2,723,976
                                                    -------------   -------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................    11,872,348       4,063,513
                                                    -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From realized gains on investments
    Class A.......................................    (1,980,907)     (4,856,194)
    Class B.......................................        (1,202)             --
    Class C.......................................          (214)             --
    Class H.......................................        (4,499)             --
                                                    -------------   -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...............    (1,986,822)     (4,856,194)
                                                    -------------   -------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (429,389 and 515,441 shares)..........    13,255,649      15,607,235
    Class B (13,622 shares).......................       435,257              --
    Class C (8,195 shares)........................       261,396              --
    Class H (46,909 shares).......................     1,433,120              --
  Proceeds from shares issued as a result of
    reinvested dividends
    Class A (69,865 and 168,978 shares)...........     1,932,493       4,743,211
    Class B (44 shares)...........................         1,202              --
    Class C (8 shares)............................           215              --
    Class H (163 shares)..........................         4,499              --
  Less cost of repurchase of shares
    Class A (336,667 and 650,116 shares)..........   (10,434,831)    (18,268,198)
    Class B (285 shares)..........................        (9,491)             --
    Class C (519 shares)..........................       (16,128)             --
    Class H (5,186 shares)........................      (160,979)             --
                                                    -------------   -------------
NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS....................................     6,702,402       2,082,248
                                                    -------------   -------------
TOTAL INCREASE IN NET ASSETS......................    16,587,928       1,289,567
NET ASSETS:
  Beginning of year...............................    48,832,721      47,543,154
                                                    -------------   -------------
  End of year.....................................  $ 65,420,649    $ 48,832,721
                                                    -------------   -------------
                                                    -------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS GROWTH FUND

Statements of Changes in Net Assets

--------------------------------------------------------------------------------
                                                       FOR THE        FOR THE
                                                     YEAR ENDED     YEAR ENDED
                                                     AUGUST 31,     AUGUST 31,
                                                        1995           1994
                                                    -------------  -------------
OPERATIONS:
  Net investment loss.............................  $    (811,913) $  (2,037,846)
  Net realized gain from security transactions....     38,024,044      7,321,947
  Net change in unrealized appreciation
    (depreciation) of investments in securities...    108,759,948    (24,780,117)
                                                    -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................    145,972,079    (19,496,016)
                                                    -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From realized gains on investments
    Class A.......................................    (10,376,803)   (36,528,832)
    Class B.......................................         (2,186)            --
    Class C.......................................           (227)            --
    Class H.......................................         (4,517)            --
                                                    -------------  -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...............    (10,383,733)   (36,528,832)
                                                    -------------  -------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (3,595,502 and 4,390,426 shares)......     97,595,401    120,052,496
    Class B (69,263 shares).......................      1,891,029             --
    Class C (8,239 shares)........................        233,665             --
    Class H (221,567 shares)......................      6,230,792             --
  Proceeds from shares issued as a result of
    reinvested dividends
    Class A (401,424 and 1,248,862 shares)........      9,887,238     34,930,672
    Class B (89 shares)...........................          2,186             --
    Class C (9 shares)............................            227             --
    Class H (174 shares)..........................          4,276             --
  Less cost of repurchase of shares
    Class A (4,738,197 and 4,474,493 shares)......   (129,577,320)  (125,486,181)
    Class B (2,273 shares)........................        (70,358)            --
    Class C (128 shares)..........................         (3,645)            --
    Class H (10,382 shares).......................       (309,141)            --
                                                    -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
  TRANSACTIONS....................................    (14,115,650)    29,496,987
                                                    -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...........    121,472,696    (26,527,861)
NET ASSETS:
  Beginning of year...............................    558,589,308    585,117,169
                                                    -------------  -------------
  End of year.....................................  $ 680,062,004  $ 558,589,308
                                                    -------------  -------------
                                                    -------------  -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS ADVANTAGE CAPITAL APPRECIATION PORTFOLIO

Statements of Changes in Net Assets

--------------------------------------------------------------------------------
                                                      FOR THE
                                                     TEN-MONTH
                                                    PERIOD ENDED     FOR THE
                                                     AUGUST 31,     YEAR ENDED
                                                        1995       OCTOBER 31,
                                                      (NOTE C)         1994
                                                    ------------   ------------
OPERATIONS:
  Net investment loss.............................  $  (521,120)   $  (367,981)
  Net realized gain (loss) from security
    transactions..................................    1,148,184       (426,791)
  Net change in unrealized appreciation
    (depreciation) of investments in securities...   22,420,087     (4,853,816)
                                                    ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................   23,047,151     (5,648,588)
                                                    ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From realized gains on investments
    Class A.......................................           --     (3,890,570)
                                                    ------------   ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...............           --     (3,890,570)
                                                    ------------   ------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (695,629 and 1,429,148 shares)........   17,177,636     33,401,050
    Class B (27,699 shares).......................      727,381             --
    Class C (7,466 shares)........................      195,229             --
    Class H (74,376 shares).......................    1,892,069             --
  Proceeds from shares issued as a result of
    reinvested dividends
    Class A (0 and 160,390 shares)................           --      3,804,448
  Less cost of repurchase of shares
    Class A (696,664 and 758,288 shares)..........  (17,143,294)   (17,748,768)
    Class B (177 shares)..........................       (4,692)            --
    Class C (35 shares)...........................         (959)            --
    Class H (5,220 shares)........................     (140,589)            --
                                                    ------------   ------------
NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS....................................    2,702,781     19,456,730
                                                    ------------   ------------
TOTAL INCREASE IN NET ASSETS......................   25,749,932      9,917,572
NET ASSETS:
  Beginning of period.............................   68,351,704     58,434,132
                                                    ------------   ------------
  End of period...................................  $94,101,636    $68,351,704
                                                    ------------   ------------
                                                    ------------   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Fortis Stock Funds

Notes to Financial Statements

--------------------------------------------------------------------------------

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
   The funds are open-end, diversified management investment companies, each of which has different investment objectives and their own investment portfolios and net asset values. Asset Allocation and Capital Appreciation Portfolios are a series of Fortis Advantage Portfolios, Inc. ("Fortis Advantage") and Fortis Capital Fund is a series of Fortis Equity Portfolios, Inc. ("Fortis Equity"). The Articles of Incorporation of Fortis Advantage and Fortis Equity permits the Board of Directors to create additional portfolios in the future. The Advantage Funds, Fortis Capital Fund, Fortis Growth Fund and Fortis Fiduciary Fund offer Class A, Class B, Class C and Class H shares. The funds began to issue multiple class shares effective November 14, 1994. Class A shares are sold with a front-end sales charge. Class B and H shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for six years, and such shares automatically convert to Class A after eight years. Class C shares are sold without a front-end sales charge and may be subject to contingent deferred sales charge for one year. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class's distribution agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

   The significant accounting policies followed by the Funds are summarized as follows:

  SECURITY VALUATION: Investments in securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sales price; listed securities and over-the-counter securities for which no sale was reported are valued at the last reported bid price. Long-term debt securities are valued at current market prices on the basis of valuations furnished by an independent pricing service. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

  SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. For financial reporting purposes, except for original issue discount, the Advantage Asset Allocation portfolio does not amortize bond premium and discount.

   For the year ended August 31, 1995 for Fortis Capital Fund, Fortis Fiduciary Fund, and Fortis Growth Fund, and the ten-month period for Fortis Advantage Asset Allocation Portfolio and Capital Appreciation Portfolio, the cost of purchases and proceeds from sales of securities (other than short-term securities) were as follows:

                                                       Cost of       Proceeds
                                                      Purchases     from Sales
-------------------------------------------------------------------------------
Advantage Asset Allocation Portfolio...............  $110,235,955  $112,520,328
Fortis Capital Fund................................    80,274,156    94,848,071
Fortis Fiduciary Fund..............................     5,708,174     7,722,661
Fortis Growth Fund.................................   172,834,223   133,756,294
Advantage Capital Appreciation Portfolio...........    23,715,058    13,862,186

  LENDING OF PORTFOLIO SECURITIES: At August 31, 1995 securities were on loan to brokers from the Funds. For collateral, the Funds' custodian received cash which is maintained in a separate account and invested by the custodian in short term investment vehicles. The risks to the Funds in security lending transactions are that the borrower may not provide additional collateral when required or return the securities when due and that the proceeds from the sale of investments made with cash collateral received will be less than amounts required to be returned to the borrowers. Value of securities on loan at August 31, 1995 and fee income from securities lending was as follows for the year ended August 31, 1995 for Fortis Capital Fund, Fortis Fiduciary Fund, and for the ten-month period for Fortis Advantage Asset Allocation Portfolio and Capital Appreciation Portfolio:

                                                        Fee Income
                                                        For Period
                                                           Ended
                              Securities                August 31,
                                On Loan    Collateral      1995
-------------------------------------------------------------------
Advantage Asset Allocation
 Portfolio..................  $23,593,162  $25,403,427   $  14,486
Fortis Capital Fund.........   75,571,667   77,200,014      23,444
Fortis Fiduciary Fund.......   10,893,488   11,098,986       5,525
Advantage Capital
 Appreciation Portfolio.....   32,624,134   33,008,900     105,994

  INCOME TAXES: The portfolios intend to qualify, under the Internal Revenue Code, as regulated investment companies and if so qualified, will not have to pay federal income taxes to the extent their taxable net income is distributed. For tax purposes, each portfolio is a single taxable entity.

   On a calendar year basis, each portfolio intends to distribute substantially all of its net investment income and realized gains, if any, to avoid payment of federal excise taxes.

FORTIS STOCK FUNDS

--------------------------------------------------------------------------------

   Net investment income and net realized gains may differ for financial statement and tax purposes primarily because of the recognition of market discount as ordinary income for tax purposes for Advantage Asset Allocation Portfolio and wash sale transactions. The character of distributions made during the year from net investment income or net realized gains may, therefore, differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

   On the Statement of Assets and Liabilities, due to permanent book-to-tax differences, including net operating losses of certain funds, accumulated net realized gain (loss) and undistributed net investment income have been increased (decreased), resulting in a net reclassification adjustment to reduce paid-in-capital by the following:

                        Advantage                          Advantage
                          Asset                             Capital
                       Allocation   Fiduciary   Growth    Appreciation
                        Portfolio     Fund       Fund      Portfolio
----------------------------------------------------------------------
Accumulated Net
 Realized Gain
 (Loss)..............   $(114,389)  $       0  $       0   $        0
Undistributed Net
 Investment Income...     114,389     288,486    811,913      521,120
                       -----------  ---------  ---------  ------------
Paid-in-Capital......   $       0   $(288,486) $(811,913)  $ (521,120)
                       -----------  ---------  ---------  ------------

  DEFERRED COSTS: Registration costs are deferred and charged to income over the registration period.

  INCOME AND CAPITAL GAINS DISTRIBUTIONS: It is the policy of Advantage Asset Allocation Portfolio and Fortis Capital Fund to pay quarterly distributions from net investment income; Advantage Capital Appreciation Portfolio, Fortis Fiduciary Fund and Fortis Growth Fund to pay annual distributions from net investment income. Distributions of net realized capital gains, if any, are made annually by each Fund. The distributions are recorded on the record date and are payable in cash or reinvested in additional shares of the portfolio at net asset value without any charge to the shareholder.

  ILLIQUID SECURITIES: At August 31, 1995, investments in securities for the Asset Allocation Portfolio included issues that are illiquid. The fund currently limits investments in illiquid securities to 15% of net assets, at market value, at the date of purchase. The aggregate value of such securities at August 31, 1995, was $882,500 which represents .63% of net assets. Pursuant to guidelines adopted by the Board of Directors, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above.

B. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc., is the investment adviser for each Fund. Investment advisory and management fees are computed for Fortis Advantage Asset Allocation, Fortis Capital Fund, Fortis Fiduciary Fund, Fortis Growth Fund and Fortis Advantage Capital Appreciation Portfolios at an annual rate of 1% of the first $100 million of average daily net assets, .80% for the next $150 million, and .70% for average assets over $250 million of each portfolio.

   In addition to the investment advisory and management fee, Classes A, B, C and H pay Fortis Investors, Inc. (the funds' principal underwriter) distribution fees equal to .45% of average daily net assets for Class A for each of Asset Allocation and Capital appreciation Portfolios and .25% of average daily net assets for Class A for each of Capital Fund, Fiduciary Fund and Growth Fund and 1.00% of average daily net assets for Classes B, C and H for each fund on an annual basis, to be used to compensate those who sell shares of the fund and to pay certain other expenses of selling fund shares. Fortis Investors, Inc. also received sales charges (paid by purchasers or redeemers of the funds' shares) as follows:

                                Class A      Class B      Class C      Class H
--------------------------------------------------------------------------------
Advantage Asset Allocation
 Portfolio...................  $  317,417   $     234    $     386    $     106
Capital Fund.................  $  490,909   $      44    $       6    $     377
Fiduciary Fund...............  $  148,813   $      44    $     104    $     180
Growth Fund..................  $1,596,267   $     802    $      32    $   1,890
Advantage Capital
 Appreciation Portfolio......  $  268,653   $     109    $       2    $     332

   Legal fees and expenses aggregating $9,601; $49,497; $40,000; $59,000 and $6,172 for Advantage Asset Allocation Portfolio, Fortis Capital Fund, Fortis Fiduciary Fund, Fortis Growth Fund, and Advantage Capital Appreciation Portfolio, respectively, for the year ended August 31, 1995 for Fortis Capital Fund, Fortis Fiduciary Fund, and Fortis Growth Fund, and for the ten-month period ended for Fortis Advantage Asset Allocation Portfolio and Capital Appreciation Portfolio, were paid to a law firm of which the secretary of the funds is a partner.

C. Effective August 31, 1995, Fortis Advantage Asset Allocation and Capital Appreciation Portfolios changed their fiscal accounting and tax year-end to August 31 (previously October 31).

FORTIS STOCK FUNDS

--------------------------------------------------------------------------------

D. FINANCIAL HIGHLIGHTS: Selected per share historical data was as follows:

                                                                              Class A
                                                                         For the Year Ended October 31,
                                                                  ---------------------------------------------
ASSET ALLOCATION PORTFOLIO                            1995**        1994        1993        1992        1991
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............  $     14.44   $   15.43   $   14.00   $   13.34   $   10.72
                                                    -----------   ---------   ---------   ---------   ---------
Operations:
  Investment income-net...........................          .43         .37         .42         .53         .50
  Net realized and unrealized gain (loss) on
    investments...................................         2.14        (.31)       1.52         .96        2.37
                                                    -----------   ---------   ---------   ---------   ---------
Total from operations.............................         2.57         .06        1.94        1.49        2.87
                                                    -----------   ---------   ---------   ---------   ---------
Distributions to shareholders:
  From investment income-net......................         (.40)       (.33)       (.51)       (.82)       (.25)
  From net realized gains.........................         (.09)       (.72)         --          --          --
  Excess distributions of net realized gains......           --          --          --        (.01)         --
                                                    -----------   ---------   ---------   ---------   ---------
Total Distributions to Shareholders...............         (.49)      (1.05)       (.51)       (.83)       (.25)
                                                    -----------   ---------   ---------   ---------   ---------
Net asset value, end of period....................  $     16.52   $   14.44   $   15.43   $   14.00   $   13.34
                                                    -----------   ---------   ---------   ---------   ---------
Total return@.....................................        18.25%        .48%      14.20%      11.55%      27.25%
Net assets at end of period (000's omitted).......  $   132,939   $ 119,395   $ 108,488   $  89,674   $  27,270
Ratio of expenses to average daily net assets.....         1.57%*      1.55%       1.58%       1.58%       1.83%
Ratio of net investment income to average daily
 net assets.......................................         3.31%*      2.60%       2.90%       4.05%       4.11%
Portfolio turnover rate...........................          %94          94%        103%         45%         64%

                                                     Class B     Class C     Class H
ASSET ALLOCATION PORTFOLIO                            1995+       1995+       1995+
-------------------------------------------------------------------------------------
Net asset value, beginning of period..............  $ 14.27     $ 14.27     $ 14.27
                                                    ---------   ---------   ---------
Operations:
  Investment income-net...........................      .39         .39         .39
  Net realized and unrealized gains (losses) on
    investments...................................     2.26        2.21        2.24
                                                    ---------   ---------   ---------
Total from operations.............................     2.65        2.60        2.63
                                                    ---------   ---------   ---------
Distribution to shareholders:
  From investment income-net......................     (.37)       (.37)       (.37)
  From net realized gains.........................     (.09)       (.09)       (.09)
  Excess distributions of net realized gains......       --          --          --
                                                    ---------   ---------   ---------
Total distributions to shareholders...............     (.46)       (.46)       (.46)
                                                    ---------   ---------   ---------
Net asset value, end of period....................  $ 16.46     $ 16.41     $ 16.44
                                                    ---------   ---------   ---------
Total Return@.....................................    19.00%      18.64%      18.86%
Net assets end of period (000s omitted)...........  $   692     $   777     $ 4,676
Ratio of expenses to average daily net assets.....     2.12%*      2.12%*      2.12%*
Ratio of net investment income to average daily
 net assets.......................................     2.51%*      2.52%*      2.54%*
Portfolio turnover rate...........................       94%***      94%***      94%***

  * Annualized.
 ** Ten-month period ended August 31, 1995.
*** For the period ended August 31, 1995. Portfolio turnover computed at the fund level.
 @ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
  + For the period from November 14, 1994 (initial offering of shares) to August
    31, 1995.

FORTIS STOCK FUNDS

--------------------------------------------------------------------------------

                                                                              Class A                  August
                                                                 Year Ended August 31,                   31,
                                                    -----------------------------------------------   ---------
CAPITAL FUND                                           1995         1994        1993        1992       1991***
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............  $     18.36   $   18.12   $   17.86   $   16.50   $ 13.55
                                                    -----------   ---------   ---------   ---------   ---------
Operations:
  Investment income-net...........................          .08         .07         .14         .13       .13
  Net realized and unrealized gains (losses) on
    investments...................................         3.62        1.73        1.25        1.63      4.03
                                                    -----------   ---------   ---------   ---------   ---------
Total from operations.............................         3.70        1.80        1.39        1.76      4.16
                                                    -----------   ---------   ---------   ---------   ---------
Distributions to shareholders:
  From investment income-net......................         (.08)       (.12)       (.09)       (.11)     (.18)
  From net realized gains.........................         (.76)      (1.44)      (1.04)       (.29)    (1.03)
                                                    -----------   ---------   ---------   ---------   ---------
Total distributions to shareholders...............         (.84)      (1.56)      (1.13)       (.40)    (1.21)
                                                    -----------   ---------   ---------   ---------   ---------
Net asset value, end of period....................  $     21.22   $   18.36   $   18.12   $   17.86   $ 16.50
                                                    -----------   ---------   ---------   ---------   ---------
Total return@.....................................        21.49%      10.56%       7.88%      10.77%    33.36%
Net assets end of period (000's omitted)..........  $   291,263   $ 245,776   $ 246,369   $ 223,865   $191,390
Ratio of expenses to average daily net assets.....         1.24%       1.21%       1.22%       1.23%     1.28%*
Ratio of net investment income to average daily
 net assets.......................................          .42%        .41%        .77%        .72%     1.19%*
Portfolio turnover rate...........................          %14          41%         68%         18%       34%

                                                     Class B     Class C     Class H
CAPITAL FUND                                          1995+       1995+       1995+
-------------------------------------------------------------------------------------
Net asset value, beginning of period..............  $ 18.35     $ 18.35     $ 18.35
                                                    ---------   ---------   ---------
Operations:
  Investment income-net...........................       --          --          --
  Net realized and unrealized gains (losses) on
    investments...................................     3.58        3.57        3.58
                                                    ---------   ---------   ---------
Total from operations.............................     3.58        3.57        3.58
                                                    ---------   ---------   ---------
Distribution to shareholders:
  From investment income-net......................     (.03)       (.03)       (.03)
  From net realized gains.........................     (.76)       (.76)       (.76)
                                                    ---------   ---------   ---------
Total distributions to shareholders...............     (.79)       (.79)       (.79)
                                                    ---------   ---------   ---------
Net asset value, end of period....................  $ 21.14     $ 21.13     $ 21.14
                                                    ---------   ---------   ---------
Total Return@.....................................    20.74%      20.68%      20.74%
Net assets end of period (000s omitted)...........  $ 1,527     $   344     $ 4,052
Ratio of expenses to average daily net assets.....     1.99%*      1.99%*      1.99%*
Ratio of net investment income to average daily
 net assets.......................................     (.36%)*     (.36%)*     (.37%)*
Portfolio turnover rate...........................       14%**       14%**       14%**

 @ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
  * Annualized.
 ** For the period ended August 31, 1995. Portfolio turnover computed at fund level.
*** Nine-month period ended August 31, 1991.
  + For the period from November 14, 1994 (initial offering of shares) to August
    31, 1995.

FORTIS STOCK FUNDS

--------------------------------------------------------------------------------

                                                                              Class A                  August
                                                                 Year Ended August 31,                   31,
                                                    -----------------------------------------------   ---------
FORTIS FIDUCIARY FUND                                  1995         1994        1993        1992       1991***
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............  $     30.23   $   30.07   $   28.74   $   26.77   $ 20.27
                                                    -----------   ---------   ---------   ---------   ---------
Operations:
  Investment income (loss)-net....................         (.16)       (.14)       (.09)        .04       .06
  Net realized and unrealized gains (losses) on
    investments...................................         6.68        2.99        3.11        2.68      6.48
                                                    -----------   ---------   ---------   ---------   ---------
Total from operations.............................         6.52        2.85        3.02        2.72      6.54
                                                    -----------   ---------   ---------   ---------   ---------
Distributions to shareholders:
  From investment income-net......................           --          --          --        (.11)     (.02)
  From net realized gains.........................        (1.21)      (2.69)      (1.69)       (.64)     (.02)
                                                    -----------   ---------   ---------   ---------   ---------
Total distributions to shareholders...............        (1.21)      (2.69)      (1.69)       (.75)     (.04)
                                                    -----------   ---------   ---------   ---------   ---------
Net asset value, end of period....................  $     35.54   $   30.23   $   30.07   $   28.74   $ 26.77
                                                    -----------   ---------   ---------   ---------   ---------
Total return@.....................................        22.71%      10.17%      10.58%      10.28%    32.23%
Net assets end of period (000's omitted)..........  $    63,195   $  48,833   $  47,543   $  43,504   $39,367
Ratio of expenses to average daily net assets.....         1.62%       1.45%       1.45%       1.47%     1.46%*
Ratio of net investment income (loss) to average
 daily net assets.................................         (.53%)      (.45%)      (.31%)       .14%      .42%*
Portfolio turnover rate...........................          %12          25%         53%         26%       34%

                                                     Class B     Class C     Class H
FORTIS FIDUCIARY FUND                                 1995+       1995+       1995+
-------------------------------------------------------------------------------------
Net asset value, beginning of period..............  $ 30.15     $ 30.15     $ 30.15
                                                    ---------   ---------   ---------
Operations:
  Investment income (loss)-net....................     (.13)       (.12)       (.17)
  Net realized and unrealized gains (losses) on
    investments...................................     6.54        6.58        6.58
                                                    ---------   ---------   ---------
Total from operations.............................     6.41        6.46        6.41
                                                    ---------   ---------   ---------
Distribution to shareholders:
  From investment income-net......................       --          --          --
  From net realized gains.........................    (1.21)      (1.21)      (1.21)
                                                    ---------   ---------   ---------
Total distributions to shareholders...............    (1.21)      (1.21)      (1.21)
                                                    ---------   ---------   ---------
Net asset value, end of period....................  $ 35.35     $ 35.40     $ 35.35
                                                    ---------   ---------   ---------
Total Return@.....................................    22.38%      22.55%      22.38%
Net assets end of period (000s omitted)...........  $   473     $   272     $ 1,481
Ratio of expenses to average daily net assets.....     2.37%*      2.37%*      2.37%*
Ratio of net investment loss to average daily net
 assets...........................................    (1.31%)*    (1.31%)*    (1.29%)*
Portfolio turnover rate...........................       12%**       12%**       12%**

 @ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
  * Annualized.
 ** For the period ended August 31, 1995. Portfolio turnover computed at fund level.
*** Eight-month period ended August 31, 1991.
  + For the period from November 14, 1994 (initial offering of shares) to August
    31, 1995.

FORTIS STOCK FUNDS

--------------------------------------------------------------------------------

                                                                                Class A
                                                                  Year Ended August 31,
                                                    -------------------------------------------------   August 31,
GROWTH FUND                                            1995         1994         1993         1992        1991***
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............  $    26.25   $    29.09   $    24.31   $    24.40   $  17.47
                                                    ----------   ----------   ----------   ----------   -----------
Operations:
  Investment income (loss)-net....................        (.04)        (.10)        (.06)         .05         --
  Net realized and unrealized gains (losses) on
    investments...................................        6.95         (.88)        5.52         1.16       6.93
                                                    ----------   ----------   ----------   ----------   -----------
Total from operations.............................        6.91         (.98)        5.46         1.21       6.93
                                                    ----------   ----------   ----------   ----------   -----------
Distributions to shareholders:
  From investment income-net......................          --           --         (.04)        (.02)        --
  From net realized gains.........................        (.50)       (1.86)        (.64)       (1.28)        --
                                                    ----------   ----------   ----------   ----------   -----------
Total distributions to shareholders...............        (.50)       (1.86)        (.68)       (1.30)        --
                                                    ----------   ----------   ----------   ----------   -----------
Net asset value, end of period....................  $    32.66   $    26.25   $    29.09   $    24.31   $  24.40
                                                    ----------   ----------   ----------   ----------   -----------
Total return@.....................................       26.92%       (3.77%)      22.69%        4.72%     39.67%
Net assets end of period (000's omitted)..........  $  670,753   $  558,589   $  585,117   $  473,258   $325,901
Ratio of expenses to average daily net assets.....        1.13%        1.09%        1.10%        1.13%      1.20%*
Ratio of net investment income (loss) to average
 daily net assets.................................        (.13%)       (.36%)       (.20%)        .24%      (.03%)*
Portfolio turnover rate...........................          27%          23%          49%          33%        33%

                                                     Class B      Class C      Class H
GROWTH FUND                                           1995+        1995+        1995+
----------------------------------------------------------------------------------------
Net asset value, beginning of period..............  $ 25.85      $ 25.85      $ 25.85
                                                    ----------   ----------   ----------
Operations:
  Investment income (loss)-net....................     (.13)        (.10)        (.11)
  Net realized and unrealized gains (losses) on
    investments...................................     7.26         7.24         7.25
                                                    ----------   ----------   ----------
Total from operations.............................     7.13         7.14         7.14
                                                    ----------   ----------   ----------
Distribution to shareholders:
  From investment income-net......................       --           --           --
  From net realized gains.........................     (.50)        (.50)        (.50)
                                                    ----------   ----------   ----------
Total distributions to shareholders...............     (.50)        (.50)        (.50)
                                                    ----------   ----------   ----------
Net asset value, end of period....................  $ 32.48      $ 32.49      $ 32.49
                                                    ----------   ----------   ----------
Total Return@.....................................    28.17%       28.21%       28.21%
Net assets end of period (000s omitted)...........  $ 2,179      $   264      $ 6,867
Ratio of expenses to average daily net assets.....     1.88%*       1.88%*       1.88%*
Ratio of net investment loss to average daily net
 assets...........................................    (1.09%)*     (1.10%)*     (1.10%)*
Portfolio turnover rate...........................       27%**        27%**        27%**

 @ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
  * Annualized.
 ** For the period ended August 31, 1995. Portfolio turnover computed at fund level.
*** Eight-month period ended August 31, 1991.
  + For the period from November 14, 1994 (initial offering of shares) to August
    31, 1995.

FORTIS STOCK FUNDS

--------------------------------------------------------------------------------

                                                                              Class A
                                                                         For the Year Ended October 31,
                                                                  ---------------------------------------------
CAPITAL APPRECIATION PORTFOLIO                         1995#        1994        1993        1992        1991
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............  $     23.05   $   27.38   $   19.85   $   19.80   $   11.58
                                                    -----------   ---------   ---------   ---------   ---------
Operations:
  Investment income (loss)-net***.................         (.17)       (.12)       (.30)       (.17)       (.14)
  Net realized and unrealized gain (loss) on
    investments...................................         7.79       (2.45)       7.83         .22        8.36
                                                    -----------   ---------   ---------   ---------   ---------
Total from operations.............................         7.62       (2.57)       7.53         .05        8.22
                                                    -----------   ---------   ---------   ---------   ---------
Distributions to shareholders:
  From net realized gains.........................           --       (1.76)         --          --          --
                                                    -----------   ---------   ---------   ---------   ---------
  Net asset value, end of period..................  $     30.67   $   23.05   $   27.38   $   19.85   $   19.80
                                                    -----------   ---------   ---------   ---------   ---------
Total return@.....................................        33.06%      (9.56%)     37.93%        .25%      70.98%
Net assets at end of period (000's omitted).......  $    90,918   $  68,352   $  58,434   $  43,207   $  29,992
Ratio of expenses to average daily net assets.....         1.69%*      1.62%       1.62%       1.68%       1.82%
Ratio of net investment income (loss) to average
 daily net assets.................................         (.82%)*      (.61%)     (1.23%)      (.88%)      (.97%)
Portfolio turnover rate...........................          %21          36%         60%         43%         93%

                                                     Class B     Class C     Class H
CAPITAL APPRECIATION PORTFOLIO                        1995+       1995+       1995+
-------------------------------------------------------------------------------------
Net asset value, beginning of period..............  $ 22.45     $ 22.45     $ 22.45
                                                    ---------   ---------   ---------
Operations:
  Investment income (loss)-net***.................     (.35)       (.36)       (.36)
  Net realized and unrealized gains (losses) on
    investments...................................     8.47        8.49        8.49
                                                    ---------   ---------   ---------
Total from operations.............................     8.12        8.13        8.13
                                                    ---------   ---------   ---------
Net asset value, end of period....................  $ 30.57     $ 30.58     $ 30.58
                                                    ---------   ---------   ---------
Total Return@.....................................    36.17%      36.21%      36.21%
Net assets end of period (000s omitted)...........  $   841     $   227     $ 2,115
Ratio of expenses to average daily net assets.....     2.24%*      2.24%*      2.24%*
Ratio of net investment income (loss) to average
 daily net assets.................................    (1.61%)*    (1.62%)*    (1.62%)*
Portfolio turnover rate...........................       21%**       21%**       21%**

  * Annualized.
 ** For the period ended August 31, 1995. Portfolio turnover computed at the fund level.
*** Per share amounts compiled based upon average shares outstanding for the period.
 # Ten-month period ended August 31, 1995.
 @ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
  + For the period from November 14, 1994 (initial offering of shares) to August
    31, 1995.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders

Fortis Advantage Portfolios, Inc.

Fortis Equity Portfolios, Inc.

Fortis Fiduciary Fund, Inc.

Fortis Growth Fund, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of Asset Allocation Portfolio and Capital Appreciation Portfolio (portfolios within Fortis Advantage Portfolios, Inc.), Fortis Capital Fund (a portfolio within Fortis Equity Portfolios, Inc.), Fortis Fiduciary Fund, Inc., and Fortis Growth Fund, Inc. as of August 31, 1995 and the related statements of operations for the year then ended (period from November 1, 1994 to August 31, 1995 for Asset Allocation Portfolio and Capital Appreciation Portfolio), the statements of changes in net assets for each of the years in the two-year period then ended (period from November 1, 1994 to August 31, 1995 and the year ended October 31, 1994 for Asset Allocation Portfolio and Capital Appreciation Portfolio), and the financial highlights presented in footnote D to the financial statements. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Asset Allocation Portfolio, Capital Appreciation Portfolio, Fortis Capital Fund, Fortis Fiduciary Fund, Inc., and Fortis Growth Fund, Inc. as of August 31, 1995 and the results of their operations, changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.

KPMG Peat Marwick LLP

Minneapolis, Minnesota
October 6, 1995

FEDERAL INCOME TAX INFORMATION

The information set forth below is for the fund's fiscal year as required by federal tax law. Shareholders, however, must report distributions on a calendar year basis for income tax purposes which may include distributions for portions of two fiscal years of the fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in early 1996. Shareholders may wish to consult a tax advisor on how to report distributions for state and local purposes.

Fortis Advantage Asset Allocation Portfolio and Fortis Capital Fund paid income distributions, taxable as dividend income, of which 4.41% and 91.44% qualified for deduction by corporations. Detailed below are the per share distributions made for the fiscal period ended August 31, 1995. All of the capital gains distributions per share were from long term capital gains.

FORTIS ADVANTAGE ASSET ALLOCATION PORTFOLIO

Ordinary Income Per Share

RECORD DATE                                         CLASS A  CLASS B*   CLASS C*   CLASS H*
-------------------------------------------------------------------------------------------
December 16, 1994                                   $0.145    $0.140     $0.140     $0.140
March 20, 1995                                       0.120     0.110      0.110      0.110
June 19, 1995                                        0.130     0.115      0.115      0.115
-------------------------------------------------------------------------------------------
Total Distributions                                 $0.395    $0.365     $0.365     $0.365
-------------------------------------------------------------------------------------------

Long-Term Capital Gain Per Share

December 16, 1994                                   $0.0896  $0.0896    $0.0896    $0.0896
-------------------------------------------------------------------------------------------

FORTIS CAPITAL FUND

Ordinary Income Per Share

RECORD DATE                                         CLASS A  CLASS B*   CLASS C*   CLASS H*
-------------------------------------------------------------------------------------------
September 12, 1994                                  $0.010     $  --      $  --      $  --
December 12, 1994                                    0.029     0.020      0.020      0.020
March 13, 1995                                       0.025     0.005      0.005      0.005
June 13, 1995                                        0.015        --         --         --
-------------------------------------------------------------------------------------------
Total Distributions                                 $0.079    $0.025     $0.025     $0.025
-------------------------------------------------------------------------------------------

Long-Term Capital Gain Per Share

December 12, 1994                                   $0.7637  $0.7637    $0.7637    $0.7637
-------------------------------------------------------------------------------------------

FORTIS FIDUCIARY FUND

Long-Term Capital Gain Per Share

RECORD DATE                                         CLASS A  CLASS B*   CLASS C*   CLASS H*
-------------------------------------------------------------------------------------------
December 16, 1994                                   $1.2110  $1.2110    $1.2110    $1.2110
-------------------------------------------------------------------------------------------

FORTIS GROWTH FUND

Long-Term Capital Gain Per Share

RECORD DATE                                         CLASS A  CLASS B*   CLASS C*   CLASS H*
-------------------------------------------------------------------------------------------
December 16, 1994                                   $0.4951  $0.4951    $0.4951    $0.4951
-------------------------------------------------------------------------------------------

* Period from November 14, 1994 (initial offering of shares) to August 31, 1995.

DIRECTORS

RICHARD W. CUTTING               EDWARD M. MAHONEY
CPA and Financial                Prior to January, 1995,
  Consultant                       Chairman and Chief
ALLEN R. FREEDMAN                  Executive Officer
Chairman and Chief               Fortis Advisers, Inc.
  Executive Officer              Fortis Investors, Inc.
Fortis, Inc.;                    THOMAS R. PELLETT
Managing Director of             Prior to January, 1991,
Fortis International, N.V.         Senior Vice
DR. ROBERT M. GAVIN                President-Administration
President                          and Corporate Affairs
Macalester College                 and Director
BENJAMIN S. JAFFRAY              Pet, Inc.
Chairman                         ROBB L. PRINCE
Sheffield Group, Ltd.            Prior to July, 1995,
JEAN L. KING                     Vice President and
President                          Treasurer
Communi-King                     Jostens, Inc.
DEAN C. KOPPERUD                 LEONARD J. SANTOW
Chief Executive Officer          Principal
  and Director                   Griggs & Santow, Inc.
Fortis Advisers, Inc.            JOSEPH M. WIKLER
President and Director           Investment Consultant and
Fortis Investors, Inc.             Private Investor
Senior Vice President and        Prior to January, 1994,
  Director of Fortis Benefits      Director of Research,
  Insurance Company                Chief Investment Officer,
Senior Vice President of           Principal, and Director
  Time Insurance                   The Rothschild Co.
  Company

OFFICERS

DEAN C. KOPPERUD                 DENNIS M. OTT
President and Director           Vice President
ROBERT W. BELTZ, JR.             DAVID A. PETERSON
Vice President                   Vice President
JAMES S. BYRD                    NICHOLAS L. M. DE PEYSTER
Vice President                   Vice President
CHARLES J. DUDLEY                STEPHEN M. POLING
Vice President                   Vice President
THOMAS D. GUALDONI               STEPHEN M. RICKERT
Vice President                   Vice President
MAROUN M. HAYEK                  RICHARD P. ROCHE
Vice President                   Vice President
HOWARD G. HUDSON                 ANTHONY J. ROTONDI
Vice President                   Vice President
ROBERT C. LINDBERG               KEITH R. THOMSON
Vice President                   Vice President
LARRY A. MEDIN                   CHRISTOPHER J. WOODS
Vice President                   Vice President
KEVIN J. MICHELS                 GARY N. YALEN
Vice President                   Vice President
JON H. NICHOLSON                 MICHAEL J. RADMER
Vice President                   Secretary
JOHN W. NORTON                   TAMARA L. FAGELY
Vice President                   Treasurer
FRED OBSER
Vice President

INVESTMENT MANAGER,              CUSTODIAN
  REGISTRAR AND                  Norwest Bank
  TRANSFER AGENT                   Minnesota, N.A.
Fortis Advisers, Inc.            Minneapolis, Minnesota
Box 64284                        GENERAL COUNSEL
St. Paul, Minnesota 55164        Dorsey & Whitney P.L.L.P.
PRINCIPAL UNDERWRITER            Minneapolis, Minnesota
Fortis Investors, Inc.           INDEPENDENT AUDITORS
Box 64284                        KPMG Peat Marwick LLP
St. Paul, Minnesota 55164        Minneapolis, Minnesota

THE USE OF THIS MATERIAL IS AUTHORIZED ONLY WHEN PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

FORTIS FINANCIAL GROUP

      Fortis Financial Group (FFG) is a premier provider of insurance and investment portfolios whose fund manager, Fortis Advisers, Inc. has established a nation wide reputation for money management. Through Fortis Investors, Inc., FFG offers mutual funds, annuities and variable universal life insurance. Life and disability products are issued and underwritten by Time Insurance Company and Fortis Benefits Insurance Company.

      With more than $5 billion assets under management, FFG is part of Fortis, a $100 billion worldwide financial services and insurance organization represented in 11 countries.

      Like the Fortis name, which comes from the Latin for steadfast, our focus is on the long-term in all we do: the relationships we build, the performance we seek, the service we provide and the products we offer.

    [LOGO]
                                ----------------
                                   Bulk Rate
FORTIS FINANCIAL GROUP             US Postage
P.O. Box 64284
St. Paul, MN 55164                    PAID

                                Permit No. 3794
                                Minneapolis, MN
                               ------------------

    [LOGO]
        PRINTED ON RECYCLED PAPER WITH
        40% PRECONSUMER WASTE AND
        10% POST CONSUMER WASTE.
        PLEASE RECYCLE.

98144 (Ed. 10/95)